UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21178

Name of Fund:   BlackRock Municipal Income Quality Trust (BYM)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income

Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 02/28/2019

Item 1 – Report to Stockholders

FEBRUARY 28, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Investment Quality Trust (BAF)

BlackRock Municipal Income Quality Trust (BYM)

BlackRock Municipal Income Trust II (BLE)

BlackRock MuniHoldings Investment Quality Fund (MFL)

BlackRock MuniVest Fund, Inc. (MVF)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call Computershare at (800) 699-1236 to request that you continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC or its affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended February 28, 2019, concerns about a variety of political risks and a modest slowdown in global growth led to modest positive returns for the U.S. equity and bond markets. Though the market’s appetite for risk remained healthy for most of the reporting period, risk taking declined sharply in late 2018.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities.

Volatility in the U.S. equity market spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed income securities delivered modest positive returns with relatively low volatility. In fixed income markets, short-term U.S. Treasury interest rates rose the fastest, while longer-term rates declined slightly. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment-grade and high-yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

The U.S. Federal Reserve (the “Fed”) increased short-term interest rates four times during the reporting period. At its most recent meeting in late January, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation and modest economic growth give the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates.

Although fears of recession drove equity volatility higher at the end of 2018, we continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 because the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. We expect profit margins to continue to contract, which tends to happen late in the business cycle.

In addition, trade frictions look more baked into asset prices than a year ago, but markets may be overlooking European political risks. As Brexit moves forward, the U.K. and the European Union may face significant obstacles. Most recently, Britain’s Parliament voted to extend the deadline for the separation, as policy makers continue to seek the least disruptive ways to disentangle Europe’s second-largest economy from the European Union. Consequently, we are cautious on European equities, as European unity remains tenuous with a history of flare-ups. We continue to prefer to take risk in U.S. and emerging market equities. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(3.04)%	4.68%
U.S. small cap equities (Russell 2000® Index)	(8.86)	5.58
International equities (MSCI Europe, Australasia, Far East Index)	(3.58)	(6.04)
Emerging market equities (MSCI Emerging Markets Index)	0.33	(9.89)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.10	2.04
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	2.57	4.02
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.99	3.17
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	4.03
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.00	4.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Municipal Market Overview  For the Reporting Period Ended February 28, 2019

Municipal Market Conditions

Municipal bonds experienced positive performance during the period, despite challenged total returns during most of 2018 as interest rates moved higher on the back of continued Fed policy normalization, fiscal stimulus, strong economic growth, and increased U.S. Treasury issuance. Performance turned stronger late in the year, with interest rates rallying as the Fed began to indicate a pivot from forecast based to data driven policy and the potential for a slower pace of future rate hikes. During the period, demand for the asset class remained firm, although it displayed some bouts of volatility. Broadly, investors favored the tax-exempt income, diversification, quality, and value of municipal bonds given that tax reform ultimately lowered the top individual tax rate just 2.6% while eliminating deductions. During the 12 months ended February 28, 2019, municipal bond funds experienced net inflows of approximately $14.4 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance underwhelmed from a historical perspective at $323 billion (below the $389 billion issued in the prior 12-month period), a direct result of the elimination of advanced refundings through the 2017 Tax Cuts and Jobs Act. This shift transitioned the market from an existing net positive supply environment to a much more favorable net negative supply environment in which reinvestment income (coupons, calls, and maturities) largely outstripped gross issuance and provided a powerful technical tailwind.

S&P Municipal Bond Index
Total Returns as of February 28, 2019
6 months: 2.21%
12 months: 4.03%

A Closer Look at Yields

From February 28, 2018 to February 28, 2019, yields on AAA-rated 30-year municipal bonds decreased by eight basis points (“bps”) from 3.06% to 2.98%, while ten-year rates decreased by 37 bps from 2.47% to 2.10% and five-year rates decreased by 30 bps from 1.97% to 1.67% (as measured by Thomson Municipal Market Data). The municipal yield curve flattened modestly over the 12-month period with the spread between two- and 30-year maturities flattening by 14 bps, led by 43 bps of flattening between two- and ten-year maturities. Notably, the municipal yield curve remains nearly 2.5 times steeper than the U.S. Treasury curve.

During the same time period, on a relative basis, tax-exempt municipal bonds strongly outperformed U.S. Treasuries, driven by the front and intermediate portions of the yield curve. The relative positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income, incremental yield, and tax shelter in an environment where opportunities became increasingly scarce. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized problems among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — continue to exhibit improved credit fundamentals. However, several states with the largest unfunded pension liabilities are faced with elevated borrowing costs and difficult budgetary decisions. Across the country on the local level, property values support credit stability. Standard & Poor’s decision to remove its “negative” outlook on New Mexico underscores the improvement in state finances as it was the only remaining state with the designation. Revenue bonds continue to drive performance as investors continue to seek higher yield bonds in the tobacco sector. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of February 28, 2019 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trusts’ intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) or Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under the TOB Trust (including accrued interest), then the TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	5

Trust Summary as of February 28, 2019	BlackRock Municipal Bond Trust

Trust Overview

BlackRock Municipal Bond Trust’s (BBK) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from regular U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2019 ($14.31)(a)	5.32%
Tax Equivalent Yield(b)	8.99%
Current Monthly Distribution per Common Share(c)	$0.0635
Current Annualized Distribution per Common Share(c)	$0.7620
Economic Leverage as of February 28, 2019(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)

The monthly distribution per Common Share, declared on March 1, 2019, was decreased to $.0545 per share. The current yield on closing market price, tax equivalent yield, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2019 were as follows:

	Returns Based On
	Market Price	NAV
BBK(a)(b)	2.84%	1.82%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	3.68	1.64

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After performing poorly in September and October, municipal bonds recovered to post a positive total return for the full six-month period. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

The Trust benefited from its positions in the school district, utilities and health care sectors. Conversely, its exposure to the tobacco sector was a modest detractor due to the Food and Drug Administration’s announcement of its intention to ban menthol cigarettes, which could lead to a larger-than-expected decline in consumption and reduced payments in accordance to the Master Settlement Agreement. After initially selling off on the news, tobacco issues regained much of the lost ground by the close of the period. The Trust maintained its position in the sector in an effort to capitalize on its above-average yields.

Bonds with maturities of three to ten years significantly outpaced longer-term issues. In this environment, the Trust’s positions in pre-refunded bonds outperformed due to their short-dated maturities. The Trust’s allocation to zero-coupon bonds in this part of the yield curve was also a notable outperformer.

Positions in higher-quality AA and A rated bonds, which outperformed the lower-rated categories, were a further plus.

Portfolio income, enhanced by leverage, was a key contributor to absolute returns over the last six months. The use of leverage further aided results by augmenting the effect of rising bond prices.

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy had a small, negative effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2019 (continued)	BlackRock Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	02/28/19	08/31/18	Change	High	Low
Market Price	$14.31	$14.35	(0.28)%	$14.37	$13.06
Net Asset Value	15.58	15.78	(1.27)	15.78	15.18

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/19	08/31/18
County/City/Special District/School District	22%	20%
Health	17	18
Transportation	15	17
Utilities	13	12
Education	11	13
State	10	7
Corporate	5	5
Tobacco	5	5
Housing	2	3

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	7%
2020	6
2021	11
2022	10
2023	10

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

CREDIT QUALITY ALLOCATION (a)

	02/28/19	08/31/18
AAA/Aaa	4%	3%
AA/Aa	36	36
A	26	26
BBB/Baa	15	17
BB/Ba	5	6
B	4	3
NR(b)	10	9

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2019 and August 31, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Trust’s total investments.

*	Excludes short-term securities.

TRUST SUMMARY	7

Trust Summary as of February 28, 2019	BlackRock Municipal Income Investment Quality Trust

Trust Overview

BlackRock Municipal Income Investment Quality Trust’s (BAF) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income tax, including the alternative minimum tax and Florida intangible property tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular U.S. federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2019 ($13.63)(a)	5.15%
Tax Equivalent Yield(b)	8.70%
Current Monthly Distribution per Common Share(c)	$0.0585
Current Annualized Distribution per Common Share(c)	$0.7020
Economic Leverage as of February 28, 2019(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2019 were as follows:

	Returns Based On
	Market Price	NAV
BAF(a)(b)	3.39%	1.94%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	3.68	1.64

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After performing poorly in September and October, municipal bonds recovered to post a positive total return for the full six-month period. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

Portfolio income, enhanced by leverage, was a key contributor to absolute returns. The use of leverage further aided results by augmenting the effect of rising bond prices. However, the rising cost of leverage — which was a result of the Fed’s interest rate increases — reduced some of the benefit.

Seasoned positions, including pre-refunded bonds (which typically have yields well above current market rates), added to performance as yields fell the most for bonds with maturities of ten years and below. Conversely, positions in longer-dated maturities produced smaller gains.

At the sector level, positions in transportation and health care issues helped performance.

The Trust benefited from its higher-quality mandate, as its holdings in the AA and A rated categories performed well relative to lower-rated securities.

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy had a small, negative effect on returns.

Reinvestment had an adverse impact on the Trust’s income, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at lower prevailing rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2019 (continued)	BlackRock Municipal Income Investment Quality Trust

Market Price and Net Asset Value Per Share Summary

	02/28/19	08/31/18	Change	High	Low
Market Price	$13.63	$13.54	0.66%	$13.63	$12.44
Net Asset Value	14.75	14.86	(0.74)	14.86	14.41

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/19	08/31/18
Transportation	27%	25%
County/City/Special District/School District	27	26
Utilities	16	16
Health	15	11
State	5	6
Education	5	5
Tobacco	3	1
Housing	1	2
Corporate	1	1
Health Care	—	3
Financing & Development	—	3
General Government	—	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	10%
2020	2
2021	27
2022	5
2023	19

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

	02/28/19	08/31/18
AAA/Aaa	2%	3%
AA/Aa	57	62
A	26	21
BBB/Baa	10	8
BB/Ba	—	1
N/R(b)	5	5

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2019 and August 31, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Trust’s total investments.

TRUST SUMMARY	9

Trust Summary as of February 28, 2019	BlackRock Municipal Income Quality Trust

Trust Overview

BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the U.S. federal alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2019 ($13.32)(a)	4.68%
Tax Equivalent Yield(b)	7.91%
Current Monthly Distribution per Common Share(c)	$0.0520
Current Annualized Distribution per Common Share(c)	$0.6240
Economic Leverage as of February 28, 2019(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2019 were as follows:

	Returns Based On
	Market Price	NAV
BYM(a)(b)	4.36%	2.14%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	3.68	1.64
(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After performing poorly in September and October, municipal bonds recovered to post a positive total return for the full six-month period. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

The Trust benefited from its positions in the school district, utilities and health care sectors. Conversely, its exposure to the tobacco sector was a modest detractor due to the Food and Drug Administration’s announcement of its intention to ban menthol cigarettes, which could lead to a larger-than-expected decline in consumption and reduced payments in accordance to the Master Settlement Agreement. After initially selling off on the news, tobacco issues regained much of the lost ground by the close of the period. The Trust maintained its position in the sector in an effort to capitalize on its above-average yields.

Positions in higher-quality AA and A rated bonds, which outperformed the lower-rated categories, were a further plus.

Bonds with maturities of three to ten years significantly outpaced longer-term issues. In this environment, the Trust’s positions in pre-refunded bonds outperformed due to their short-dated maturities. The Trust’s allocation to zero-coupon bonds in this part of the yield curve was also a notable outperformer.

Portfolio income, enhanced by leverage, was a key contributor to absolute returns. The use of leverage further aided results by augmenting the effect of rising bond prices.

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy had a small, negative effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2019 (continued)	BlackRock Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary

	02/28/19	08/31/18	Change	High	Low
Market Price	$13.32	$13.09	1.76%	$13.35	$12.17
Net Asset Value	14.64	14.70	(0.41)	14.70	14.15

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/19	08/31/18
Transportation	22%	23%
County/City/Special District/School District	15	15
Health	15	15
Utilities	12	14
Education	9	9
State	6	6
Health Care	6	5
Financing & Development	4	3
General Government	4	3
Tobacco	3	3
Housing	2	2
Corporate	2	2

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (b)

Calendar Year Ended December 31,
2019	7%
2020	7
2021	9
2022	9
2023	15

(b)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

	02/28/19	08/31/18
AAA/Aaa	10%	10%
AA/Aa	43	46
A	24	21
BBB/Baa	16	16
N/R	7	7

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

TRUST SUMMARY	11

Trust Summary as of February 28, 2019	BlackRock Municipal Income Trust II

Trust Overview

BlackRock Municipal Income Trust II’s (BLE) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2019 ($14.05)(a)	4.95%
Tax Equivalent Yield(b)	8.36%
Current Monthly Distribution per Common Share(c)	$0.0580
Current Annualized Distribution per Common Share(c)	$0.6960
Economic Leverage as of February 28, 2019(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2019 were as follows:

	Returns Based On
	Market Price	NAV
BLE(a)(b)	4.73%	1.80%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	3.68	1.64

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After performing poorly in September and October, municipal bonds recovered to post a positive total return for the full six-month period. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

Portfolio income, enhanced by leverage, was a key contributor to absolute returns over the last six months. The use of leverage further aided results by augmenting the effect of rising bond prices.

Allocations to the health care, transportation and utilities sectors added value, as did positions in state and local tax-backed issues.

Higher-rated portfolio holdings generally outperformed positions in lower-rated issues, as investment-grade bonds in the AA, A and BBB rated categories outpaced non-investment grade securities.

The Trust’s low exposure to bonds with intermediate maturities in the five- to ten-year range detracted from performance. The municipal curve steepened, with intermediate-term debt outperforming longer-dated securities.

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy had a small, negative effect on the Trust’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2019 (continued)	BlackRock Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary

	02/28/19	08/31/18	Change	High	Low
Market Price	$14.05	$13.77	2.03%	$14.10	$12.35
Net Asset Value	14.43	14.55	(0.82)	14.56	14.16

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/19	08/31/18
Transportation	22%	25%
Utilities	16	17
Health	13	14
County/City/Special District/School District	12	14
State	12	10
Corporate	10	7
Tobacco	8	5
Education	5	6
Housing	2	2

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	18%
2020	13
2021	15
2022	10
2023	7

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

	02/28/19	08/31/18
AAA/Aaa	6%	6%
AA/Aa	33	36
A	22	19
BBB/Baa	21	22
BB/Ba	8	7
B	5	5
N/R	5	5	(b)

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of August 31, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Trust’s total investments.

TRUST SUMMARY	13

Trust Summary as of February 28, 2019	BlackRock MuniHoldings Investment Quality Fund

Trust Overview

BlackRock MuniHoldings Investment Quality Fund’s (MFL) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade (as rated or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment) municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular U.S. federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 28, 2019 ($13.02)(a)	5.21%
Tax Equivalent Yield(b)	8.80%
Current Monthly Distribution per Common Share(c)	$0.0565
Current Annualized Distribution per Common Share(c)	$0.6780
Economic Leverage as of February 28, 2019(d)	40%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)

The monthly distribution per Common Share, declared on March 1, 2019, was decreased to $.0525 per share. The current yield on closing market price, tax equivalent yield, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MFL(a)(b)	5.07%	1.92%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	3.68	1.64

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After performing poorly in September and October, municipal bonds recovered to post a positive total return for the full six-month period. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

Portfolio income, enhanced by leverage, was a key contributor to absolute returns.

The Trust benefited from its positions in higher-quality bonds, which outpaced lower-rated securities.

Positions in longer-maturity bonds, which outperformed in the environment of falling rates, also aided results. The Trust further benefited from the strong returns of its holdings in the six- to seven-year maturity range. Conversely, shorter-term issues lagged.

All sectors produced positive returns in the period, with utilities leading the way and tobacco finishing as the most notable underperformer.

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy had a small, negative effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2019 (continued)	BlackRock MuniHoldings Investment Quality Fund

Market Price and Net Asset Value Per Share Summary

	02/28/19	08/31/18	Change	High	Low
Market Price	$13.02	$12.73	2.28%	$13.17	$11.79
Net Asset Value	13.98	14.09	(0.78)	14.10	13.66

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/19	08/31/18
Transportation	37%	37%
State	20	15
Health	14	14
County/City/Special District/School District	11	15
Utilities	10	13
Education	4	4
Corporate(a)	2	—
Housing	1	1
Tobacco	1	1

(a)	Represents less than 1% of total investments.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	14%
2020	4
2021	15
2022	1
2023	20
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (b)

	02/28/19	08/31/18
AAA/Aaa	6%	6%
AA/Aa	58	62
A	28	24
BBB/Baa	5	4
N/R	3	4

(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

TRUST SUMMARY	15

Trust Summary as of February 28, 2019	BlackRock MuniVest Fund, Inc.

Trust Overview

BlackRock MuniVest Fund, Inc.’s (MVF) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Trust seeks to achieve its investment objective by investing at least 80% of an aggregate of the Trust’s net assets (including proceeds from the issuance of any preferred shares) and the proceeds of any borrowing for investment purposes, in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust primarily invests in long term municipal obligations rated investment grade at the time of investment (or, if unrated, are considered by the Trust’s investment adviser to be of comparable quality at the time of investment) and in long term municipal obligations with maturities of more than ten years at the time of investment. The Trust may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 28, 2019 ($8.94)(a)	5.17%
Tax Equivalent Yield(b)	8.73%
Current Monthly Distribution per Common Share(c)	$0.0385
Current Annualized Distribution per Common Share(c)	$0.4620
Economic Leverage as of February 28, 2019(d)	36%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MVF(a)(b)	4.32%	1.38%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	3.68	1.64

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After performing poorly in September and October, municipal bonds recovered to post a positive total return for the full six-month period. The initial downturn was largely brought about by concerns that the Fed would raise interest rates aggressively in 2019. However, subsequent signs of slowing growth prompted investors to adjust their expectations in favor of more accommodative Fed policy, sparking a rally across the bond market from early November onward.

Portfolio income was a key contributor to absolute returns over the last six months. At the sector level, the Trust’s positions in transportation, state tax-backed and health care issues made the largest contribution to performance. The Trust’s allocation to higher-rated securities, which outperformed lower-quality bonds, also aided results.

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that U.S. Treasury yields fell, as prices rose, this strategy had a small, negative effect on the Trust’s return.

Positions in the tobacco sector further detracted from performance due to the Food and Drug Administration’s announcement of its intention to ban menthol cigarettes. Reinvestment had an adverse effect on the Trust’s income, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at lower prevailing rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2019 (continued)	BlackRock MuniVest Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	02/28/19	08/31/18	Change	High	Low
Market Price	$8.94	$8.81	1.48%	$9.00	$8.08
Net Asset Value	9.22	9.35	(1.39)	9.35	9.04

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/19	08/31/18
Transportation	24%	24%
Health	21	22
County/City/Special District/School District	11	11
Education	11	11
Corporate	9	9
State	7	6
Tobacco	7	7
Utilities	6	6
Housing	4	4

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	22%
2020	14
2021	5
2022	6
2023	6

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

	02/28/19	08/31/18
AAA/Aaa	4%	6%
AA/Aa	30	33
A	24	18
BBB/Baa	23	23
BB/Ba	3	4
B	4	3
N/R(b)	12	13

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2019 and August 31, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% each, of the Trust’s total investments.

TRUST SUMMARY	17

Schedule of Investments (unaudited) February 28, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 138.1%

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$985,258

Arizona — 7.6%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,318,008
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	460	465,686
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	728,355
4.75%, 07/01/31	3,070	3,247,354
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,777,260
5.00%, 12/01/37	2,065	2,439,446
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	500	507,925
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	986,319

		12,470,353

Arkansas — 2.3%
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	522,731
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	864,142
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,877,388
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	502,451

		3,766,712

California — 22.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,900	2,020,251
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program, 5.00%, 06/01/43	500	571,380
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	1,345	1,353,837
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34(c)	1,000	1,197,110
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	500	511,465
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	2,000	2,130,200
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	1,405	1,557,667
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	525	505,297
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	1,650	1,773,436
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	8,000	3,708,400
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	1,500	1,092,750
0.00%, 08/01/33(d)	4,000	1,664,480
6.20%, 08/01/39(c)	2,605	2,625,710
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 08/01/33(c)	2,800	3,351,348
State of California, GO, Refunding, Various Purpose, 5.00%, 02/01/38	3,000	3,284,550
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	1,055	1,059,062

Security	Par (000)	Value

California (continued)
5.75%, 04/01/31	$2,000	$2,006,120
6.00%, 03/01/33	1,000	1,043,120
6.50%, 04/01/33	895	898,267
5.50%, 03/01/40	2,350	2,425,881
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	1,225	1,233,403

		36,013,734

Colorado — 0.7%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,074,055

Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	550	589,628
State of Connecticut, GO, Series E, 5.00%, 09/15/37	970	1,073,421

		1,663,049

Delaware — 2.2%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	330	351,074
5.00%, 07/01/48	900	950,796
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,265,892
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	950	1,038,464

		3,606,226

Florida — 3.4%
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,719,152
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 06/01/36	125	129,031
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	860	688,000

		5,536,183

Georgia — 1.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,500	1,672,035
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	295	297,027
4.00%, 12/01/48	210	211,741
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	255	289,417
5.00%, 05/15/43	330	357,627

		2,827,847

Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	435,312

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	536,590

Illinois — 7.6%
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	235	242,713
Project, Series C, 5.25%, 12/01/35	775	803,667
Chicago Board of Education, GO, Refunding, Dedicated Revenues, Series C, 5.00%, 12/01/34	235	244,433
Chicago Board of Education, GO:
5.00%, 12/01/46	280	283,643

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 12/01/46	$725	$730,111
Series C, 5.00%, 12/01/25	425	453,981
Series F, 5.00%, 12/01/23	310	327,692
Refunding Series C, 5.00%, 12/01/25	335	357,844
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	1,600	1,635,088
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	870	938,608
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	699,214
County of Will Illinois, GO, 5.00%, 11/15/45	600	660,096
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	300	325,572
5.00%, 02/15/47	205	218,507
5.00%, 02/15/50	100	106,369
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	1,205	1,289,507
OSF Healthcare System, 6.00%, 05/15/39	205	211,417
Roosevelt University Project, 6.50%, 10/01/19(b)	395	405,890
Roosevelt University Project, 6.50%, 10/01/19(b)	605	621,680
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,150	1,257,743
State of Illinois, GO, Series D, 5.00%, 11/01/28	645	695,555

		12,509,330

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(g)	250	266,053

Kansas — 2.7%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,280	3,645,425
5.00%, 09/01/39	720	794,289

		4,439,714

Kentucky — 3.8%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	2,736,400
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,830	1,955,776
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
6.75%, 07/01/34	500	495,030
6.60%, 07/01/39	830	808,088
6.75%, 07/01/43	270	262,926

		6,258,220

Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	956,707
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,115,404
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	400	419,844

		2,491,955

Maryland — 0.4%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	170,813
5.25%, 07/01/44	170	170,542

Security	Par (000)	Value

Maryland (continued)
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	$315	$323,634

		664,989

Massachusetts — 3.5%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	630	680,362
Emerson College Issue, 5.00%, 01/01/48	1,115	1,212,674
Emerson College Issue, Series A, 5.25%, 01/01/42	565	622,195
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	830	891,362
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 5.00%, 10/01/43	750	804,225
International Charter School, 5.00%, 04/15/40	400	417,472
Western New England University, 5.00%, 09/01/43	750	821,970
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	160	158,189
3.85%, 06/01/46	205	202,915

		5,811,364

Michigan — 7.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,555	1,688,886
Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	240	253,970
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	5,560	6,035,769
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,166,045
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	1,690	1,677,410

		11,822,080

Minnesota — 2.0%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	896,817
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	560	618,593
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	321,961
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,075	1,057,252
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	385	375,236

		3,269,859

Mississippi — 1.9%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	429,844
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	845	903,220
County of Jackson Limited Tax Note (AGC), 5.50%, 07/01/32	1,750	1,771,175

		3,104,239

Missouri — 2.7%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	962,298
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	539,415
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	334,685
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	549,930
Heartland Regional Medical Center, 4.13%, 02/15/43	300	304,218
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,114,460

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	$540	$599,292

		4,404,298

Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	600	644,028
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	427,440
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	269,482
4.00%, 01/01/44	400	404,000

		1,744,950

Nevada — 1.1%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	785	790,432
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,000	1,041,800

		1,832,232

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	255	249,066
Series C, AMT, 4.88%, 11/01/42	145	144,688

		393,754

New Jersey — 13.7%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	744,843
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	200	215,408
School Facilities Construction, Series UU, 5.00%, 06/15/40	425	444,469
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	8,610,150
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transfer Program, 5.00%, 10/01/37	685	731,498
St. Barnabas Health Care System, Series A, 4.63%, 07/01/21(b)	510	543,731
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	1,700	1,851,028
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	500	549,040
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,048,269
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,070	1,161,678
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,000	479,280
Transportation Program, Series AA, 5.00%, 06/15/45	900	937,485
Transportation Program, Series AA, 5.00%, 06/15/46	400	415,216
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	140	151,302
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35	625	687,356
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	760	847,408
5.25%, 06/01/46	1,810	1,953,189

		22,371,350

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	495,148

Security	Par (000)	Value

New York — 5.1%
City of New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	$925	$936,683
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	924,003
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	500	509,390
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,131,847
New York City Water & Sewer System, Refunding RB, 2nd Generation, Fiscal 2013, 5.00%, 06/15/47	1,000	1,091,530
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	800	829,032
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	405	428,863
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,295	1,342,811
State of New York Mortgage Agency, Refunding RB, Series 211, 3.75%, 10/01/43	1,190	1,180,837

		8,374,996

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	515,150

Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	2,000	1,987,460
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	2,000	2,039,280
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	1,135	1,149,517
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	1,500	1,579,935

		6,756,192

Oklahoma — 0.9%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	822,319
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	605	661,126

		1,483,445

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	718,544
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	1,475	1,640,879

		2,359,423

Pennsylvania — 6.4%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	335	381,619
5.00%, 06/01/34	750	850,552
(AGM), 4.00%, 06/01/39	1,365	1,397,296
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,742,138
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	495	496,871
Delaware River Port Authority, RB:
4.50%, 01/01/32	1,500	1,617,720
Series D (AGM), 5.00%, 01/01/20(b)	2,600	2,672,748

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	$1,250	$1,369,500

		10,528,444

Puerto Rico — 1.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	315	318,226
5.63%, 05/15/43	345	348,602
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	15	14,981
4.75%, 07/01/53	388	356,289
5.00%, 07/01/58	1,144	1,084,569

		2,122,667

Rhode Island — 4.3%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	900	913,869
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,155	1,184,372
Rhode Island Housing & Mortgage Finance Corp., RB, (FHA), S/F Housing, Series 3-B, 4.13%, 10/01/49	480	483,811
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 04/01/19(b)	900	902,601
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,037,340
Series B, 4.50%, 06/01/45	2,730	2,561,859

		7,083,852

South Carolina — 0.8%
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,082,080
State of South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	194,476

		1,276,556

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	740	749,768

Tennessee — 3.0%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,950	2,075,346
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	930,212
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	280,979
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	675	740,421
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	800	845,520

		4,872,478

Texas — 10.9%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	11,690	3,873,364
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	1,500	1,549,410
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	10,760	4,699,537
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	890	924,185
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	370	197,869

Security	Par (000)	Value

Texas (continued)
0.00%, 08/15/35	$3,630	$1,880,413
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	760	846,617
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	1,355	1,368,984
San Jacinto College District, GOL, Series A, 5.00%, 02/15/44	345	394,542
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,123,800

		17,858,721

Utah — 1.9%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	530	593,929
Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	360	392,587
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	400	404,540
Utah Transit Authority, Refunding RB, Series A, 5.00%, 06/15/38	1,500	1,701,255

		3,092,311

Vermont — 0.7%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	517,260
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	570	591,079

		1,108,339

Virginia — 2.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	505,234
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	585	647,987
4.00%, 09/01/48	375	379,192
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	385	386,267
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(g)	470	479,485
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	791,620

		3,189,785

Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(a)	600	633,300

West Virginia — 0.9%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,570	1,547,392

Wisconsin — 1.2%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	270,816
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	800	902,664
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	665	744,793

		1,918,273

Total Municipal Bonds — 138.1% (Cost — $212,612,829)		226,265,946

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 1.0%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(i)	$1,451	$1,704,779

Connecticut — 1.7%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	2,874,730

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(i)	1,400	1,454,692

New York — 13.5%
City of New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,201,650
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	405	409,228
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	3,660	3,727,515
Series CC, 5.00%, 06/15/47	6,000	6,678,586
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:(i)
5.75%, 02/15/21	1,548	1,664,410
5.75%, 02/15/47	952	1,023,895
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,717,362
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,675,089

		22,097,735

Texas — 2.9%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,999	3,031,520
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,580	1,717,104

		4,748,624

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,282,638

Washington — 2.1%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,396,180

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.5% (Cost — $37,734,773)		38,559,378

Total Long-Term Investments — 161.6% (Cost — $250,347,602)		264,825,324

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(j)(k)	189,753	$189,772

Total Short-Term Securities — 0.1% (Cost — $189,772)		189,772

Total Investments — 161.7% (Cost — $250,537,374)		265,015,096

Other Assets Less Liabilities — 1.4%		2,430,599

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.4)%		(23,629,198)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.7)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$163,916,497

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2019 to January 1, 2026, is $3,415,794. See Note 4 of the Notes to Financial Statements for details.

(j)	Annualized 7-day yield as of period end.

(k)

During the six months ended February 28, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,100,576	(1,910,823)	189,753	$189,772	$20,642	$430	$—

(a)	Includes net capital gain distributions, if applicable.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Bond Trust (BBK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	25	06/19/19	$3,050	$15,823
Long U.S. Treasury Bond	87	06/19/19	12,569	143,190
5-Year U.S. Treasury Note	16	06/28/19	1,833	5,475

				$164,488

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$164,488	$—	$164,488

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(254,903)	$—	$(254,903)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$136,966	$—	$136,966

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$15,804,254

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$264,825,324	$—	$264,825,324
Short-Term Securities	189,772	—	—	189,772

	$189,772	$264,825,324	$—	$265,015,096

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$164,488	$—	$—	$164,488

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Bond Trust (BBK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(23,564,266)	$—	$(23,564,266)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(103,464,266)	$—	$(103,464,266)

During the six months ended February 28, 2019, there were no transfers between levels.

See notes to financial statements.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 101.3%

Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$1,000	$1,010,380
6.13%, 06/01/19	1,000	1,010,680
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	359,994

		2,381,054

Arizona — 0.2%
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	300	307,695

California — 11.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,120	1,192,879
California Municipal Finance Authority, Refunding RB, Emerson College, Series B, 5.00%, 01/01/36	750	841,785
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/42	1,000	1,018,190
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,188,672
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 04/01/19(a)	1,810	1,815,647
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,097,000
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	1,835	2,111,443
5.25%, 05/15/38	520	580,653
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,125	1,143,034
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,144,300
5.50%, 11/01/31	1,500	1,711,455
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	567,044
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	380	441,518

		14,853,620

Colorado — 4.3%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(b)	915	417,386
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,661,515
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,425	1,437,412

		5,516,313

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	415	418,009

Florida — 9.9%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	4,851,071
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	795	844,012
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,826,091
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,396,037

Security	Par (000)	Value

Florida (continued)
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	$745	$840,486

		12,757,697

Georgia — 4.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	2,500	2,688,000
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,225	2,511,491

		5,199,491

Idaho — 0.7%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	670	676,915
Idaho State Building Authority, RB, Department of Health And Welfare Project, 4.00%, 09/01/48	230	233,974

		910,889

Illinois — 20.8%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,025,770
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	690	741,281
Series A, 5.75%, 01/01/39	135	142,919
Series C, 6.50%, 01/01/21(a)	3,740	4,067,512
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	3,185	3,366,035
5.25%, 12/01/40	3,000	3,154,350
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,093,510
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,548,850
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	894,048
5.25%, 12/01/43	1,430	1,477,705
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,885	2,046,356
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	520	564,325
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	915	990,707
6.00%, 06/01/21	260	284,359
State of Illinois, GO:
5.25%, 02/01/31	610	639,689
5.25%, 02/01/32	1,010	1,055,036
5.50%, 07/01/33	1,000	1,055,740
5.50%, 07/01/38	270	281,966
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	345	374,563

		26,804,721

Louisiana — 0.6%
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	790	794,764

Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	710	729,461

Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	695	750,558
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	548,500

		1,299,058

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.3%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	$1,695	$1,720,273
6.25%, 07/01/36	5	5,068

		1,725,341

Minnesota — 3.2%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/48	395	399,408
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A, 5.25%, 02/15/58	520	574,720
Duluth EDA, Refunding RB, Essentia Health Obligated Group, Series A, 4.25%, 02/15/48	3,050	3,090,290

		4,064,418

Mississippi — 1.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,185,270
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,150,600

		2,335,870

Nevada — 1.6%
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	2,000	2,024,040

New Jersey — 7.3%
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 4.00%, 07/01/47	300	305,643
Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,300	1,314,742
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	1,220	1,223,367
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.00%, 06/15/46	2,070	2,180,973
Transportation System, Series AA, 5.50%, 06/15/39	1,620	1,719,419
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	270	276,375
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	646,706
Series A, 5.00%, 06/01/46	1,365	1,439,597
Sub-Series B, 5.00%, 06/01/46	340	344,243

		9,451,065

New York — 2.5%
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	1,565	1,718,213
Series A-1, 5.25%, 11/15/39	1,000	1,115,780
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	420	393,935

		3,227,928

Ohio — 0.6%
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	280	282,246
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	470	523,885

		806,131

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	510	237,558

Security	Par (000)	Value

Pennsylvania — 3.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	$530	$532,523
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,854,624
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,660,080

		4,047,227

Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	1,050	1,089,207

South Carolina — 7.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,726,224
South Carolina Jobs EDA, Refunding RB:
Anmed Health Projects, 5.00%, 02/01/38	2,875	3,098,560
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	785	858,876
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	880	968,062
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	440	467,971
5.50%, 12/01/53	500	541,040
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,825	1,995,455

		9,656,188

Texas — 13.0%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,090,760
City of Frisco Texas ISD, GO, School Building (AGM), 5.50%, 08/15/41	3,365	3,421,667
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	2,465	2,486,372
6.00%, 05/15/19	135	136,185
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
5.38%, 05/15/19	1000	1,007,455
6.00%, 05/15/19	2,215	2,234,217
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,130,970
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	2,555	2,640,056
1st Tier (AGM), 6.00%, 01/01/21(a)	1,000	1,076,920
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	440	490,147
Texas Transportation Commission, RB, First Tier Toll Revenue:
0.00%, 08/01/39(b)	1,000	390,650
0.00%, 08/01/43(b)	795	247,062
5.00%, 08/01/57	340	369,022

		16,721,483

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	370	399,045

Washington — 2.2%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,025	1,095,028
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	795	849,314
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(c)	900	940,860

		2,885,202

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 0.1%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	$140	$137,984

Total Municipal Bonds — 101.3% (Cost — $124,926,651)		130,781,459

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 12.8%
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,640	1,711,045
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,132,355
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	10,680	11,652,307

		16,495,707

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,437,365

District of Columbia — 0.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	802,652

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,049,979

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,700	1,737,102

Illinois — 5.5%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	825	919,721
Series B, 5.00%, 01/01/40	3,329	3,685,774
Series C, 5.00%, 01/01/38	2,252	2,494,806

		7,100,301

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,455	1,459,937

Michigan — 2.3%
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	3,008,969

Nevada — 3.4%
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,379,620

New Jersey — 6.0%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(a)(e)	6,020	6,650,670
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	1,000	1,039,066

		7,689,736

New York — 15.3%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 12/01/43	1,890	1,952,512
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	3,019	3,269,594
City of New York New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(e)	2,620	2,999,350

Security	Par (000)	Value

New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	$4,993	$5,413,248
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(a)	619	665,764
5.75%, 02/15/47	381	409,558
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,205,511
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(e)	1,740	1,897,730

		19,813,267

North Carolina — 2.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,695,164
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	985	989,455

		3,684,619

Pennsylvania — 3.6%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,509,286
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,254,226
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,640	1,852,101

		4,615,613

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,019,741

Texas — 5.7%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,817,859
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	2,310	2,522,070

		7,339,929

Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,005	1,020,064

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(e)	1,337	1,572,134

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(e)	1,511	1,537,392

Wisconsin — 2.4%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,342	1,359,389
4.45%, 05/01/57	1,678	1,699,267

		3,058,656

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 69.6% (Cost — $86,833,018)		89,822,783

Total Long-Term Investments — 170.9% (Cost — $211,759,669)		220,604,242

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(f)(g)	589,555	$589,614

Total Short-Term Securities — 0.5% (Cost — $589,614)		589,614

Total Investments — 171.4% (Cost — $212,349,283)		221,193,856

Other Assets Less Liabilities — 1.4%		1,832,204

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (40.1)%		(51,779,752)

VMTP Shares, at Liquidation Value — (32.7)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$129,046,308

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2019 to December 1, 2026, is $9,988,902. See Note 4 of the Notes to Financial Statements for details.

(f)	Annualized 7-day yield as of period end.

(g)

During the six months ended February 28, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	690,077	(100,522)	589,555	$589,614	$8,450	$478	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	13	06/19/19	$1,586	$8,219
Long U.S. Treasury Bond	50	06/19/19	7,223	82,293
5-Year U.S. Treasury Note	20	06/28/19	2,291	6,844

				$97,356

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$97,356	$—	$97,356

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Investment Quality Trust (BAF)

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(218,010)	$—	$(218,010)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$86,680	$—	$86,680

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$10,070,953

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$220,604,242	$—	$220,604,242
Short-Term Securities	589,614	—	—	589,614

	$589,614	$220,604,242	$—	$221,193,856

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$97,356	$—	$—	$97,356

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(51,608,191)	$—	$(51,608,191)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(93,808,191)	$—	$(93,808,191)

During the six months ended February 28, 2019, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) February 28, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 116.4%

Alabama — 3.3%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 5.00%, 03/01/45	$1,165	$1,266,378
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 07/01/40	5,800	6,027,882
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	1,495	1,510,518
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	3,800	4,059,578

		12,864,356

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,150,411

Arizona — 0.8%
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	1,395	1,576,280
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,274,213
5.25%, 10/01/28	250	255,200

		3,105,693

California — 10.5%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 07/01/39	625	633,044
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	1,902,068
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(a)	10,100	12,660,552
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,620	1,735,927
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	3,175	3,195,860
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	1,500	1,534,395
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(b)	1,580	1,354,202
San Diego California Unified School District, GO, Election of 2008(c):
CAB, Series C, 0.00%, 07/01/38	2,000	991,760
CAB, Series G, 0.00%, 07/01/34	725	364,030
CAB, Series G, 0.00%, 07/01/35	775	365,947
CAB, Series G, 0.00%, 07/01/36	1,155	512,912
CAB, Series G, 0.00%, 07/01/37	770	321,698
CAB, Series K-2, 0.00%, 07/01/38	1,745	839,555
CAB, Series K-2, 0.00%, 07/01/39	2,115	981,656
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,205,460
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,400	954,338
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,180,421
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,234,990
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,609,110

Security	Par (000)	Value

California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(c)	$10,000	$5,103,200

		40,681,125

Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	960	999,341
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,435,656

		2,434,997

Connecticut — 1.4%
State of Connecticut, GO, Series E, 5.00%, 09/15/37	2,280	2,523,094
University of Connecticut, RB, Series A, 5.00%, 01/15/34	2,620	2,910,322

		5,433,416

Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	770	819,172
5.00%, 07/01/48	2,110	2,229,089

		3,048,261

District of Columbia — 2.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	9,500	9,806,470

Florida — 7.0%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	1,934,956
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,171,594
County of Miami-Dade Florida Aviation, Refunding ARB(a):
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/20	5,000	5,298,800
Series A, 5.50%, 10/01/19	5,000	5,111,100
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,281,411
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	759,706
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	673,949
5.00%, 08/01/47	1,845	1,965,202
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/19(a)	300	303,870
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,340	1,508,840
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	2,000	2,179,700

		27,189,128

Georgia — 3.6%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	7,500	8,064,000
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,500	1,672,035
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	545	619,605

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	$685	$689,706
4.00%, 12/01/48	500	504,145
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	595	675,307
5.00%, 05/15/43	775	839,883
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	169,686
5.00%, 04/01/44	595	636,811

		13,871,178

Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,234,650

Illinois — 13.6%
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, 5.63%, 01/01/21(a)	1,230	1,318,658
3rd Lien, 5.63%, 01/01/35	295	311,977
Senior Lien, Series D, 5.25%, 01/01/42	3,300	3,729,561
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	10,747,366
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,832,745
Sales Tax Receipts, 5.25%, 12/01/36	650	686,946
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	7,929,383
5.50%, 12/01/38	1,000	1,045,670
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	220,214
County of Will Illinois, GO, 5.00%, 11/15/45	1,400	1,540,224
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	700	759,668
5.00%, 02/15/47	480	511,627
5.00%, 02/15/50	240	255,286
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	2,815	3,012,416
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,119,890
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	416,692
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	916,974
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	710	776,520
State of Illinois, GO:
5.25%, 07/01/29	8,345	8,783,864
5.50%, 07/01/33	880	929,051
5.50%, 07/01/38	1,475	1,540,372

		52,385,104

Indiana — 0.3%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,186,427

Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 07/01/33	3,000	3,381,150
Series A (AGC), 5.63%, 08/15/19(a)	5,000	5,088,350

		8,469,500

Security	Par (000)	Value

Kentucky — 0.1%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 02/01/29	$170	$170,447

Maryland — 1.7%
County of Montgomery Maryland, RB, Trinity Health Credit Group, 4.00%, 12/01/44	1,810	1,835,105
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	745	765,420
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System Issue, 4.00%, 07/01/48	4,000	4,063,480

		6,664,005

Massachusetts — 3.1%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	2,370	2,559,458
Emerson College Issue, 5.00%, 01/01/48	2,595	2,822,322
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	1,970	2,115,642
Massachusetts Development Finance Agency, Refunding RB:
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	190	200,986
Western New England University, 5.00%, 09/01/43	1,750	1,917,930
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	365	360,868
3.85%, 06/01/46	490	485,016
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,395	1,534,012

		11,996,234

Michigan — 7.2%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,100	1,186,823
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	3,640	3,953,404
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,426,249
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	9,020	9,596,198
Trinity Health Credit Group, 5.00%, 12/01/21(a)	30	32,623
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	3,965	3,935,461
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,560	1,685,908
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,167,860
Series I-A, 5.38%, 10/15/41	800	865,440
Series II-A, 5.38%, 10/15/36	1,500	1,625,895
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	481,320

		27,957,181

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,315	1,452,588

Nebraska — 1.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,345	6,863,069

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	$3,000	$3,068,580
(AGM), 5.25%, 07/01/39	4,100	4,198,154

		7,266,734

New Jersey — 9.7%
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	393,953
Series WW, 5.25%, 06/15/33	170	185,164
Series WW, 5.00%, 06/15/34	225	240,903
Series WW, 5.00%, 06/15/36	1,395	1,483,499
Series WW, 5.25%, 06/15/40	400	424,828
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	932,632
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transfer Program, 5.00%, 10/01/37	1,605	1,713,947
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,150	2,334,212
5.00%, 06/15/36	5,070	5,305,501
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	5,845	2,352,612
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,767,867
Transportation Program, Series AA, 5.00%, 06/15/38	945	992,250
Transportation System, Series A, 5.50%, 06/15/41	3,000	3,117,660
Transportation System, Series AA, 5.50%, 06/15/39	3,785	4,017,285
Transportation System, Series B, 5.25%, 06/15/36(d)	5,000	5,194,150
Transportation System, Series D, 5.00%, 06/15/32	900	965,340
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	340	367,448
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	720	783,562
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	1,750	1,951,268
5.25%, 06/01/46	1,725	1,861,465
Tobacco Settlement Bonds, 5.00%, 06/01/33	1,000	1,129,380

		37,514,926

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	405	445,634

New York — 3.0%
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,816,667
City of New York Water & Sewer System, Refunding RB, Water and Sewer System, 2nd General Resolution, Fiscal 2013, Series BB, 4.00%, 06/15/47	2,855	2,907,675
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	480	518,419
5.75%, 02/15/47	290	310,874
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,570	1,754,271
State of New York Dormitory Authority, RB, Education, Series B, 5.75%, 03/15/19(a)	1,300	1,301,690
State of New York Mortgage Agency, Refunding RB, Series 211, 3.75%, 10/01/43	2,810	2,788,363

		11,397,959

Security	Par (000)	Value

Ohio — 3.0%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	$610	$686,335
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	2,645	2,678,830
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	3,500	3,686,515
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	868,803
5.25%, 02/15/33	1,095	1,218,790
University of Akron, Refunding RB, Series A, 5.00%, 01/01/37	2,000	2,236,560

		11,375,833

Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36	945	1,097,504
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	1,115	519,367

		1,616,871

Pennsylvania — 5.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	790	899,936
5.00%, 06/01/34	1,750	1,984,623
(AGM), 4.00%, 06/01/39	3,230	3,306,422
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,145	1,149,328
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,770	1,786,443
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,245	4,768,111
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	763,492
Series A-1, 5.00%, 12/01/41	2,730	3,000,407
Series B, 5.00%, 12/01/40	1,060	1,162,608
Series C, 5.50%, 12/01/23(a)	630	738,914
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	625	671,581
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	850	926,730
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	860	961,962

		22,120,557

Rhode Island — 2.0%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	2,275	2,310,058
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	5,494,390

		7,804,448

South Carolina — 6.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	260	289,453
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,451,665
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(a)	5,000	5,235,500
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,960	7,587,444
Series E, 5.50%, 12/01/53	1,610	1,742,149

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	$2,360	$2,527,985
(AGM), 5.00%, 12/01/56	2,845	3,094,108

		23,928,304

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	1,760	1,783,232

Tennessee — 0.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	38,392

Texas — 15.4%
City of Arlington Texas, Special Tax Bonds, Sub Lien, Series C (BAM), 5.00%, 02/15/45	2,105	2,200,567
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	672,373
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(c)	10,030	7,312,372
County of Harris Texas, GO, Refunding, (NPFGC)(c):
0.00%, 08/15/25	7,485	6,523,252
0.00%, 08/15/28	10,915	8,599,274
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(c):
0.00%, 11/15/38	5,785	2,206,978
0.00%, 11/15/39	6,160	2,199,366
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	2,340	1,146,085
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,212,810
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,110	2,191,045
Grand Parkway Transportation Corp., RB, Series B:
Convertible CAB, 0.00%, 10/01/46(b)	2,365	2,267,940
Subordinate Tier Toll Revenue Bonds, 5.00%, 04/01/53	465	500,419
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(c):
0.00%, 11/15/24(a)	5,965	2,320,922
0.00%, 11/15/38	10,925	3,936,168
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,775	1,666,247
North Texas Tollway Authority, RB(a):
CAB, Special Project System, Series B, 0.00%, 09/01/31(c)	1,975	881,423
Convertible CAB, Series C, 0.00%, 09/01/31(b)	2,500	3,093,475
Special Projects System, Series A, 6.00%, 09/01/21	1,000	1,103,950
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/28	115	115,346
Series B, 5.00%, 01/01/40	385	416,543
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	3,155	3,187,560
San Jacinto College District, GOL, Series A, 5.00%, 02/15/44	815	932,034
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	2,105	2,259,402
5.00%, 12/15/32	2,540	2,718,613

		59,664,164

Utah — 0.6%
Salt Lake City Corp. Airport Revenue, ARB, Series B, 5.00%, 07/01/43	2,000	2,284,020

Security	Par (000)	Value

Virginia — 1.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health, 5.50%, 05/15/19(a)	$260	$261,992
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/42	500	566,225
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	1,375	1,523,046
4.00%, 09/01/48	885	894,894
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	895	897,945

		4,144,102

Washington — 1.1%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	2,000	2,148,960
Providence Health & Services, Series A, 5.25%, 10/01/39	675	696,877
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(e)	1,400	1,477,700

		4,323,537

West Virginia — 0.9%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	3,680	3,627,008

Wisconsin — 2.2%
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,528,230
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	5,000	4,934,400
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	1,895	2,138,185

		8,600,815

Total Municipal Bonds — 116.4% (Cost — $421,869,910)		449,900,776

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	1,300	1,314,235

California — 2.0%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(d)	3,432	4,032,293
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	449	455,856
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	3,077	3,098,076

		7,586,225

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,718,229

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(d)	1,080	1,108,345

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 5.9%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	$3,500	$3,947,921
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,950	2,105,093
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	10,101	10,625,491
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	6,096	6,193,187

		22,871,692

Illinois — 5.2%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,605,392
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(d)	1,400	1,413,586
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	7,714	8,377,964
Series A, 5.00%, 01/01/40	3,045	3,394,605
Series B, 5.00%, 01/01/40	1,170	1,295,002
Series C, 5.00%, 01/01/38	2,658	2,943,871

		20,030,420

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	5,363	6,303,871

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,523,668

Massachusetts — 3.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,833,458
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	7,070	7,399,363
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(d)	3,300	3,721,872

		12,954,693

Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,411,644
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,090,041

		3,501,685

Nevada — 2.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)(d)	4,197	4,211,085
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(a)	2,024	2,051,883
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,900	4,360,863

		10,623,831

New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,036,063
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	2,000	2,078,131

		3,114,194

Security	Par (000)	Value

New York — 12.3%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	$6,240	$6,945,730
2nd General Resolution, Series FF, 5.00%, 06/15/39	8,355	9,404,778
Series DD, 5.00%, 06/15/35	1,845	2,080,244
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,324,724
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,698	1,877,734
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	13,788,344
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,922,329
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	5,720	6,286,594

		47,630,477

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,120,393
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	5,727,497

		6,847,890

Texas — 3.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	7,001	7,078,599
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	777,771
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,920	4,343,537

		12,199,907

Virginia — 0.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,282,638

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,708,085

Wisconsin — 1.6%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(a)	2,500	2,506,900
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	3,520	3,769,392

		6,276,292

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.9% (Cost — $169,884,810)		173,596,377

Total Long-Term Investments — 161.3% (Cost — $591,754,720)		623,497,153

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(g)(h)	3,558,401	$3,558,757

Total Short-Term Securities — 0.9% (Cost — $3,558,757)		3,558,757

Total Investments — 162.2% (Cost — $595,313,477)		627,055,910

Other Assets Less Liabilities — 1.6%		5,883,149

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.3)%		(109,240,727)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.5)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$386,498,332

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Zero-coupon bond.
(d)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April, 1, 2019 to December, 1, 2030, is $10,894,055. See Note 4 of the Notes to Financial Statements for details.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	Annualized 7-day yield as of period end.

(h)

During the six months ended February 28, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,490,659	(932,258)	3,558,401	$3,558,757	$33,661	$235	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	83	06/19/19	$10,126	$52,571
Long U.S. Treasury Bond	194	06/19/19	28,027	319,298
5-Year U.S. Treasury Note	42	06/28/19	4,812	14,372

				$386,241

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$386,241	$—	$386,241

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Quality Trust (BYM)

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(663,840)	$—	$(663,840)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$329,801	$—	$329,801

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$38,637,047

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$623,497,153	$—	$623,497,153
Short-Term Securities	3,558,757	—	—	3,558,757

Total	$3,558,757	$623,497,153	$—	$627,055,910

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$386,241	$—	$—	$386,241

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(108,777,798)	$—	$(108,777,798)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(245,977,798)	$—	$(245,977,798)

During the six months ended February 28, 2019, there were no transfers between levels.

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 130.4%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$540	$585,441
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,444,133
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,839,721
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,365,343

		7,234,638

Arizona — 2.9%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,825	1,849,455
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,676,573
5.00%, 12/01/37	1,000	1,181,330

		9,707,358

California — 11.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,500	3,727,745
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,519,463
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	173,443
5.25%, 08/15/49	395	425,956
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,655	1,721,647
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	490	514,005
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	6,500	6,754,345
5.25%, 05/15/39	860	866,046
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	448,142
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	3,195	3,075,092
5.25%, 06/01/47	590	590,997
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/33	3,000	1,857,570
0.00%, 08/01/43	2,500	979,625
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	5,765	5,787,195
6.00%, 03/01/33	1,760	1,835,891
6.50%, 04/01/33	4,880	4,897,812
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	911,642
Sub-Series I-1, 6.38%, 11/01/19(b)	1,280	1,321,549

		37,408,165

Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	2,330	2,356,888
County of Arapahoe Colorado School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,915	2,330,957

		4,687,845

Connecticut — 0.3%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,023,562

Security	Par (000)	Value

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$1,240	$1,308,089
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,260	1,377,331
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,431,294

		7,116,714

District of Columbia — 6.4%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	530,895
Georgetown University Issue, 5.00%, 04/01/27(b)	160	194,296
Georgetown University Issue, 5.00%, 04/01/42	380	423,970
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	820	964,902
The Catholic University of America Issue, 5.00%, 10/01/48	2,525	2,789,923
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	11,500	11,870,990
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,195	2,268,291
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	558,586
5.25%, 10/01/44	2,000	2,031,040

		21,632,893

Florida — 4.4%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,788,143
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,539,393
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,255	1,327,577
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	5,000	5,260,100
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,300	3,753,189
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	1,795	1,436,000

		15,104,402

Georgia — 1.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,325	1,357,290
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	555	630,974
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	934,434
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	540	613,597
5.00%, 05/15/36	540	614,126
5.00%, 05/15/37	595	675,712
5.00%, 05/15/38	325	368,865
5.00%, 05/15/49	1,095	1,235,992

		6,430,990

Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,480	1,544,040

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	892,761

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 16.6%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	$495	$511,246
Project, 5.25%, 12/01/35	1,600	1,659,184
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	920	985,062
Dedicated Revenues, Series F, 5.00%, 12/01/22	675	707,117
Dedicated Revenues, Series G, 5.00%, 12/01/34	495	514,869
5.00%, 12/01/25	705	753,074
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	585	592,611
5.00%, 12/01/46	1,505	1,515,610
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	4,200	4,512,144
Series A, 5.75%, 01/01/39	800	846,928
Series C, 6.50%, 01/01/21(b)	6,430	6,993,075
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,209,168
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	883,591
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,130,956
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,750	1,793,663
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	7,445	7,462,719
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	6,725	6,876,649
Series B-2, 5.00%, 06/15/50	2,725	2,736,690
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	520	563,025
6.00%, 06/01/21	1,255	1,372,581
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,664,862
Series A, 5.00%, 04/01/35	2,500	2,556,275
Series A, 5.00%, 04/01/38	3,885	3,946,189
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	3,005	3,332,845
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,147,293

		56,267,426

Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	966,291
7.00%, 01/01/44	3,535	4,053,867
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,785,781
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	511,331
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,610	1,693,108
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	435	461,096
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	915	936,338
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,195,776
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,380	1,524,541

		15,128,129

Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	3,060	3,256,483

Security	Par (000)	Value

Iowa (continued)
Midwestern Disaster Area, 5.50%, 12/01/22	$10	$10,010
Midwestern Disaster Area, 5.25%, 12/01/25	500	530,045
Midwestern Disaster Area, 5.88%, 12/01/26(a)	445	467,610
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	460	478,147
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,602,723

		6,345,018

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,060	1,123,505
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(g)	1,280	1,246,464

		2,369,969

Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	3,877,359
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,100	1,138,511
5.25%, 05/15/31	935	985,696
5.25%, 05/15/32	1,195	1,284,278
5.25%, 05/15/33	1,300	1,391,351
5.25%, 05/15/35	795	861,096

		9,538,291

Maryland — 1.2%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	800	822,648
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	512,594
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	2,400	2,593,080

		3,928,322

Michigan — 3.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,825	5,200,964
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	830	866,794
5.50%, 05/15/36	670	694,321
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	940	994,717
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,100	1,249,248
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,165	1,271,062

		10,277,106

Minnesota — 1.1%
Duluth EDA, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,115	1,129,729
5.25%, 02/15/53	2,230	2,471,933

		3,601,662

Missouri — 1.4%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(d)(e)	6,000	3,120,000

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	$275	$302,486
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	1,135	1,152,252
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	265	281,001

		4,855,739

Multi-State — 1.9%
Centerline Equity Issuer Trust(a):
Series A-4-2, 6.00%, 10/31/52	3,500	3,522,540
Series B-3-2, 6.30%, 10/31/52	3,000	3,020,730

		6,543,270

Nebraska — 1.6%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	895	968,077
5.00%, 09/01/42	1,570	1,685,206
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	1,245	1,276,013
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 01/01/40	1,635	1,675,728

		5,605,024

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,860	1,816,718
Series C, AMT, 4.88%, 11/01/42	975	972,904

		2,789,622

New Jersey — 11.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,922,848
5.25%, 11/01/44	1,640	1,744,501
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,165	1,169,637
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	2,130	2,298,547
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	235	237,883
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	2,130	2,312,434
Series EEE, 5.00%, 06/15/48	4,020	4,220,920
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,570	1,656,429
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,581,449
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,355	1,502,180
Series A, 5.00%, 01/01/43	770	834,380
Series E, 5.00%, 01/01/45	2,810	3,094,428
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	730	760,850
Transportation Program, Series AA, 5.00%, 06/15/44	1,355	1,399,647
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,794,453
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	570	631,594
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	580	625,884
Sub-Series B, 5.00%, 06/01/46	3,170	3,209,562

		38,997,626

Security	Par (000)	Value

New York — 7.1%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	$2,680	$2,880,652
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	2,000	2,053,340
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	790	841,690
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,840,675
5.25%, 11/15/39	910	1,010,819
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,335	1,383,447
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	4,320	4,497,682
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	365	391,747
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	910	963,617
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,620	1,679,810
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,727,508
Special Project, 6.00%, 12/01/36	1,410	1,492,259
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,945	2,234,922

		23,998,168

North Carolina — 1.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,033,630
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	1,530	1,671,097
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	625	696,781

		3,401,508

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,035	1,140,611

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	3,550	3,527,742
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	3,405	3,551,074
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	710	758,578
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	482,424
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	1,970	1,976,087
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	870	913,665

		11,209,570

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,230	2,296,320
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	1,275	1,393,282
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	2,120	2,207,450

		5,897,052

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 3.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	$2,500	$2,558,100
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	685	726,100
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	115	131,003
5.00%, 06/01/34	150	170,111
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/43	1,350	1,494,301
4.00%, 09/01/49	615	617,325
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,030	3,242,494
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,104,586
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,296,160

		12,340,180

Puerto Rico — 1.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	715	722,322
5.63%, 05/15/43	740	747,726
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	30	29,962
4.75%, 07/01/53	804	738,289
5.00%, 07/01/58	2,378	2,254,463

		4,492,762

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,690	1,780,516
Series B, 4.50%, 06/01/45	2,850	2,674,469
Series B, 5.00%, 06/01/50	3,175	3,193,351

		7,648,336

South Carolina — 4.9%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,340	3,654,327
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	3,595	3,764,325
AMT, 5.25%, 07/01/55	1,390	1,513,251
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	3,897,286
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,545	1,667,349
Series E, 5.25%, 12/01/55	1,840	2,011,856

		16,508,394

Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,470	1,558,067
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	811,721

		2,369,788

Texas — 14.6%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	2,350	2,536,848
Sub-Lien, 5.00%, 01/01/33	390	420,915

Security	Par (000)	Value

Texas (continued)
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	$665	$732,365
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	503,176
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(b):
6.00%, 05/15/19	9,145	9,224,340
City of San Antonio Texas Electric and Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,446,455
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	485	576,612
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(c):
0.00%, 11/15/24(b)	2,300	1,009,194
0.00%, 11/15/36	23,075	9,396,140
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	6,055	2,796,138
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/48	4,955	5,452,878
Scott & White Healthcare, 6.00%, 08/15/20(b)	4,085	4,335,615
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(a)	1,085	1,085,586
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,720	3,096,856
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,185,700
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,335,050
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	1,270	1,378,407

		49,512,275

Utah — 0.7%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	995	1,099,326
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	955	1,064,367
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	390	325,552

		2,489,245

Virginia — 1.5%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	865	866,418
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,755	1,868,110
6.00%, 01/01/37	2,120	2,314,807

		5,049,335

Washington — 3.9%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 08/01/36	5,050	5,402,237
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	2,335	2,594,769
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,615	1,783,008
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	815	895,881

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$2,445	$2,659,451

		13,335,346

Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	927,126

Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	3,355	3,406,768

Total Municipal Bonds — 130.4% (Cost — $424,136,412)		442,757,036

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 5.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(i)	3,358	3,445,990
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	10,335	10,573,429
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,345	3,765,985
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	1,840	1,869,012

		19,654,416

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(i)	2,463	2,820,320

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	1,544	1,561,496

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,238	2,296,121
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,979	5,471,074
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,623,651

		10,390,846

New York — 13.1%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,710	1,727,852
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(i)	9,150	9,752,955
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(b)(i)	1,083	1,165,087
5.75%, 02/15/47(i)	666	716,726
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	12,659,328
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	7,040	7,678,173
New York State Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	7,217	7,482,852

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$2,790	$3,183,762

		44,366,735

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,076,979

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	2,889,548

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,695	1,721,035

Texas — 3.8%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,660	2,890,821
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	3,988,956
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,241	2,269,692
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	3,347	3,655,025

		12,804,494

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	3,959	4,019,356

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,072	3,112,935

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.4% (Cost — $103,136,777)		106,418,160

Total Long-Term Investments — 161.8% (Cost — $527,273,189)		549,175,196

	Shares

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(j)(k)	999,494	999,594

Total Short-Term Securities — 0.3% (Cost — $999,594)		999,594

Total Investments — 162.1% (Cost — $528,272,783)		550,174,790

Other Assets Less Liabilities — 1.6%		5,333,467

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%		(64,766,615)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.6)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$339,441,642

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Trust II (BLE)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2019 to June 1, 2026, is $15,290,307. See Note 4 of the Notes to Financial Statements for details.

(j)	Annualized 7-day yield as of period end.

(k)

During the six months ended February 28, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,902,849	(3,903,355)	999,494	$999,594	$25,441	$94	$(227)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	31	06/19/19	$3,782	$19,624
Long U.S. Treasury Bond	123	06/19/19	17,770	202,442
5-Year U.S. Treasury Note	23	06/28/19	2,635	7,870

				$229,936

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$229,936	$—	$229,936

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(359,851)	$—	$(359,851)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$194,037	$—	$194,037

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Municipal Income Trust II (BLE)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$22,681,289

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$549,175,196	$—	$549,175,196
Short-Term Securities	999,594	—	—	999,594

	$999,594	$549,175,196	$—	$550,174,790

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$229,936	$—	$—	$229,936

	$229,936	$—	$—	$229,936

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(64,522,879)	$—	$(64,522,879)
VRDP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(215,822,879)	$—	$(215,822,879)

During the six months ended February 28, 2019, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) February 28, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 133.7%

Alabama — 3.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$10,995	$11,109,128
6.13%, 06/01/19	4,980	5,033,186
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,875,195

		18,017,509

Arizona — 1.1%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, 5.00%, 01/01/38	3,000	3,373,530
University of Arizona Board of Regents, Refunding RB, Series A, 5.00%, 06/01/40	2,300	2,588,857

		5,962,387

California — 18.3%
Anaheim California Union High School District, GO, Election of 2014, 4.00%, 08/01/42	4,000	4,117,520
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	5,370	5,719,426
City & County of San Francisco California Airports Commission, Refunding ARB:
2nd Series A, AMT, 5.50%, 05/01/28	3,330	3,754,142
2nd Series A, AMT, 5.25%, 05/01/33	6,370	7,051,717
San Francisco City Country Airport, Series E, 5.00%, 05/01/48	5,000	5,690,450
Series A, AMT, 5.00%, 05/01/44	3,430	3,715,822
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC), 5.75%, 12/01/36	3,285	3,386,014
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	4,450	4,739,695
County of Sacramento California Airport System Revenue, Refunding RB, AMT, Series C, 5.00%, 07/01/39	3,410	3,878,193
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	4,365	5,062,003
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	3,020,511
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	15,370,200
State of California Public Works Board, LRB, Various Capital Projects, SeriesI:
5.50%, 11/01/30	4,500	5,149,350
5.50%, 11/01/31	2,615	2,983,637
5.50%, 11/01/33	2,000	2,274,360
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	3,240	3,638,066
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	3,500	3,979,010
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	1,685	1,957,785
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,000	11,371,000

		96,858,901

Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	2,700	3,062,691
5.50%, 11/15/30	1,040	1,173,307
5.50%, 11/15/31	1,250	1,407,275
City & County of Denver School District No.1, GO, Series A, 5.50%, 12/01/36	500	606,115

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	$4,925	$4,967,897

		11,217,285

Florida — 7.7%
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,074,167
5.25%, 10/01/30	3,255	3,632,710
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,578,398
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	260	261,448
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	125	126,194
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,522,494
Series B, AMT, 6.25%, 10/01/38	1,405	1,612,631
Series B, AMT, 6.00%, 10/01/42	1,885	2,140,851
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,254,781
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	5,465	5,905,261
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	3,225	3,638,348
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	2,965	3,310,096

		41,057,379

Georgia — 0.7%
County of Fulton Development Authority, Refunding RB, Piedmont Healthcare, Series A, 4.00%, 07/01/35	3,500	3,634,015

Hawaii — 2.1%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	6,601,694
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	1,350	1,510,205
5.25%, 08/01/26	2,500	2,783,400

		10,895,299

Idaho — 1.9%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	10,000	10,103,200

Illinois — 18.2%
Chicago Housing Authority, RB, M/F Housing, Series A (HUD), 5.00%, 01/01/38	2,150	2,412,214
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 01/01/30	6,500	7,172,230
5.50%, 01/01/32	6,275	6,902,312
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	8,020	8,652,457
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	5,000	5,371,600
3rd Lien, Series A, 5.75%, 01/01/39	1,185	1,254,512
3rd Lien, Series C, 6.50%, 01/01/21(a)	16,800	18,271,176
Senior Lien, Series D, 5.25%, 01/01/42	2,630	2,972,347
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B, 5.00%, 01/01/35	4,300	4,858,570
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,523,892

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	$7,735	$7,976,100
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,342,400
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	4,365	4,726,160
6.00%, 06/01/21	1,245	1,361,644
State of Illinois, GO:
5.00%, 11/01/27	200	215,466
Series C, 5.00%, 11/01/29	5,000	5,351,000
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/37	2,700	3,078,378

		96,442,458

Indiana — 0.2%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,240	1,312,032

Kansas — 0.9%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,000	4,708,600

Kentucky(b) — 3.0%
Kentucky Public Energy Authority, RB:
Gas Supply, Series C-1, 4.00%, 12/01/49	10,000	10,675,700
Series A, 4.00%, 04/01/48	5,000	5,305,400

		15,981,100

Maryland — 3.2%
Maryland Stadium Authority, RB, Baltimore City Public School, 5.00%, 05/01/41	15,000	16,750,500

Massachusetts — 5.9%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	15,000	15,466,500
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/41	4,710	5,220,658
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,117,790
Massachusetts Housing Finance Agency, Refunding RB, Series G, 3.45%, 12/01/30	3,100	3,156,203
Massachusetts School Building Authority, RB, Sub Series B, 4.00%, 02/15/42	6,200	6,337,206

		31,298,357

Michigan — 1.5%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	6,310	6,404,082
6.25%, 07/01/36	10	10,136
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	1,525	1,655,495

		8,069,713

Mississippi — 2.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	7,591,654
Special Obligation, 6.75%, 12/01/31	3,775	4,497,988
Special Obligation, 6.75%, 12/01/33	2,350	2,790,813

		14,880,455

Nevada — 2.2%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	11,175	11,442,529

Security	Par (000)	Value

New Jersey — 8.3%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	$7,000	$7,610,120
(AGM), 5.00%, 01/01/31	2,425	2,646,960
New Jersey EDA, Refunding RB, Series B, 5.50%, 06/15/30	4,080	4,653,974
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	6,500	6,573,710
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	2,015	2,150,831
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	4,295	4,662,996
Transportation System, Series AA, 5.50%, 06/15/39	8,175	8,676,700
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	1,910,386
State of New Jersey, GO, 4.00%, 06/01/29	5,000	5,243,200

		44,128,877

New York — 14.7%
City of New York, GO:
Subseries F-1, 5.00%, 04/01/38	10,000	11,568,900
Sub-Series F-1, 5.00%, 04/01/40	4,850	5,553,153
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 06/15/43	3,475	3,669,565
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 06/15/40	7,500	7,571,775
City of New York Transitional Finance Authority, RB, Future Tax Secured Subordinate, Subseries B-1, 5.00%, 08/01/40	5,000	5,652,250
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	4,000	4,041,760
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	4,490	5,009,852
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/37	6,140	6,860,652
Series D, 4.00%, 11/15/42	2,500	2,530,650
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	10,000	10,587,300
205th Series, 5.25%, 11/15/39	6,000	7,069,140
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.25%, 05/15/42	900	1,053,540
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	5,660	6,507,925

		77,676,462

Ohio — 1.6%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/31	5,145	5,734,874
5.25%, 02/15/32	2,250	2,506,163

		8,241,037

Pennsylvania — 6.4%
Pennsylvania State University, RB, Series A, 5.00%, 09/01/42	2,945	3,380,301
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	5,000	5,798,300
Sub-Series A, 5.50%, 12/01/46	18,570	21,248,351
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	3,000	3,320,160

		33,747,112

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 6.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	$6,735	$7,623,683
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 07/01/25	4,490	5,083,264
5.50%, 07/01/38	3,000	3,342,990
6.00%, 07/01/38	5,270	6,002,530
5.50%, 07/01/41	4,170	4,635,914
South Carolina Jobs-Economic Development Authority, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/37	4,480	5,037,760
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	3,445	3,766,797

		35,492,938

Texas — 17.5%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	4,190	4,663,554
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	12,030	12,134,300
6.00%, 05/15/19	670	675,883
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	8,940	9,017,510
6.00%, 05/15/19	495	499,346
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	5,787,576
Series H, 5.00%, 11/01/37	4,575	4,818,939
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	4,224,173
North Texas Tollway Authority, Refunding RB, 1st Tier (AGM), 6.00%, 01/01/21(a)	5,555	5,982,290
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	7,170	7,987,165
State of Texas, GO:
Transportation Commission Highway Improvement, 5.00%, 04/01/43	15,550	17,508,678
Water Financial Assistance, Series D, 5.00%, 05/15/40	8,000	9,009,040
Texas Water Development Board, RB:
State Water Implementation Fund, Series B, 4.00%, 10/15/43	5,000	5,223,650
State Water Implementation Revenue, 5.25%, 10/15/46	4,780	5,498,099

		93,030,203

Utah — 2.4%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 5.00%, 05/15/46	7,500	8,386,875
Utah State University, RB, Series B, 4.00%, 12/01/45	4,390	4,532,499

		12,919,374

Virginia — 0.4%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	1,750	1,887,375

Washington — 0.5%
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	2,869,925

Total Municipal Bonds — 133.7% (Cost — $682,816,597)		708,625,022

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Alabama — 8.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group:
Series B, 5.00%, 11/15/46	$27,798	$30,640,351
Series C, 5.00%, 11/15/46	11,920	13,138,641

		43,778,992

California — 0.5%
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	2,400	2,423,280

Massachusetts — 4.4%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	23,445,600

Nevada — 0.9%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(a)	5,008	5,072,646

New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	5,922	5,938,476
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	2,961	3,075,635

		9,014,111

New York — 12.5%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	4,995	5,047,148
City of New York Transitional Finance Authority, RB, Series, S-1, 5.00%, 07/15/43	11,825	13,478,795
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:(d) 5.75%, 02/15/21(a)	5,726	6,158,318
5.75%, 02/15/47	3,523	3,788,410
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	15,132,616
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	8,200	8,943,326
State of New York Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(a)	13,500	13,515,458

		66,064,071

Texas — 2.0%
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	9,640	10,525,000

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	6,373	6,470,555

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.5% (Cost — $165,178,077)		166,794,255

Total Long-Term Investments — 165.2% (Cost — $847,994,674)		875,419,277

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(e)(f)	2,392,755	$2,392,995

Total Short-Term Securities — 0.4% (Cost — $2,392,995)		2,392,995

Total Investments — 165.6% (Cost — $850,387,669)		877,812,272

Other Assets Less Liabilities — 1.8%		9,422,977

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.7)%		(83,046,839)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (51.7)%		(274,221,546)

Net Assets Applicable to Common Shares — 100.0%		$529,966,864

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2019, to August 15, 2020, is $11,535,489. See Note 4 of the Notes to Financial Statements for details.

(e)	Annualized 7-day yield as of period end.

(f)

During the six months ended February 28, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,018,845	1,373,910	2,392,755	$2,392,995	$16,874	$634	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	115	06/19/19	$14,030	$72,882
Long U.S. Treasury Bond	216	06/19/19	31,205	355,507
5-Year U.S. Treasury Note	76	06/28/19	8,707	26,006

				$454,395

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$454,395	$—	$454,395

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL)

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(921,207)	$—	$(921,207)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$408,042	$—	$408,042

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$46,598,238

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$875,419,277	$—	$875,419,277
Short-Term Securities	2,392,995	—	—	2,392,995

	$2,392,995	$875,419,277	$—	$877,812,272

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$454,395	$—	$—	$454,395

	$454,395	$—	$—	$454,395

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(82,671,903)	$—	$(82,671,903)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(357,271,903)	$—	$(357,271,903)

During the six months ended February 28, 2019, there were no transfers between levels.

See notes to financial statements.

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 123.7%

Alabama — 1.9%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 05/01/34	$1,850	$1,921,151
5.38%, 12/01/35	1,000	1,074,610
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	7,610	8,129,839

		11,125,600

Alaska — 0.6%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,315,570

Arizona — 4.9%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(b)	2,500	2,575,275
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 07/01/20(a)	2,000	2,089,020
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project:
6.63%, 07/01/33	2,245	2,455,311
6.88%, 07/01/44	3,440	3,730,852
City of Phoenix Arizona IDA, Refunding RB(b):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	600	616,320
Basis Schools, Inc. Projects, 5.00%, 07/01/45	760	769,394
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,125	1,155,600
Legacy Traditional School Projects, 5.00%, 07/01/45	700	707,511
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	3,300	3,362,271
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	9,805	11,582,941

		29,044,495

California — 7.0%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	5,000	5,064,350
Sutter Health, Series B, 6.00%, 08/15/20(a)	5,600	5,964,392
California Health Facilities Financing Authority, Refunding RB, Dignity Health, Series A, 6.00%, 07/01/19(a)	1,055	1,070,477
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	2,800	3,100,328
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	1,200	1,208,436
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	855	822,912
5.25%, 06/01/47	1,025	1,026,732
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	9,585	9,762,897
Oakland Unified School District/Alameda County, GO, Series A, 5.00%, 08/01/40	1,000	1,145,110
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 08/01/46(c)	10,000	3,235,500
State of California, GO, Various Purposes:
6.50%, 04/01/19(a)	5,240	5,260,174
6.50%, 04/01/33	4,435	4,451,188

		42,112,496

Colorado — 0.9%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(b)	1,025	1,028,413
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,500	2,509,475

Security	Par (000)	Value

Colorado (continued)
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	$1,000	$1,042,790
Serenity Ridge Metropolitan District No 2, GO, Series A, 5.13%, 12/01/43	1,000	1,010,420

		5,591,098

Connecticut — 0.6%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	3,647,791

Delaware — 0.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,637,275
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	2,780	3,006,375

		5,643,650

District of Columbia — 0.2%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	415	421,478
5.25%, 10/01/44	650	660,088

		1,081,566

Florida — 7.4%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(b):
5.00%, 05/01/32	905	942,811
5.00%, 05/01/48	2,270	2,284,959
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	10,577,980
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 07/01/42	3,750	4,049,813
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(a)	10,290	10,885,071
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 04/01/45	4,625	5,029,780
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	8,900	9,248,969
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
4.63%, 05/01/27	255	260,327
5.25%, 05/01/37	470	486,995
5.38%, 05/01/47	770	794,825

		44,561,530

Georgia — 1.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 01/01/29	1,070	1,120,889
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	3,335	3,405,835
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,093,850

		6,620,574

Hawaii — 0.9%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,234,650

Illinois — 11.9%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	865	893,389
Project, 5.25%, 12/01/35	2,785	2,888,017
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, 5.00%, 12/01/25	1,560	1,666,376
Dedicated Revenues, Series G, 5.00%, 12/01/34	865	899,721
5.00%, 12/01/25	1,200	1,281,828

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	$995	$1,007,945
5.00%, 12/01/46	2,575	2,593,154
Refunding Dedicated Revenues, Series F, 5.00%, 12/01/23	1,180	1,247,343
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 01/01/42	1,450	1,587,837
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,229,932
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 01/01/39	1,000	1,076,350
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	5,000	5,212,350
Illinois Finance Authority, RB, Memorial Health System, Series A, 5.25%, 07/01/44	1,785	1,926,301
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(a)	9,000	9,173,970
OSF Healthcare System, 6.00%, 05/15/20(a)	3,205	3,365,987
OSF Healthcare System, 6.00%, 05/15/39	1,000	1,031,300
Presence Health Network, Series C, 5.00%, 02/15/41	3,600	3,993,228
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A:
0.00%, 12/15/56(c)	8,755	1,350,459
5.00%, 06/15/57	425	442,438
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	12,215	2,089,620
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	2,645	2,892,810
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	850	902,606
Series C (NPFGC), 7.75%, 06/01/20	1,545	1,612,903
State of Illinois, GO, Series D, 5.00%, 11/01/28	1,965	2,119,017
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	8,947,761
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	8,565	8,575,621

		71,008,263

Indiana — 1.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	2,250	2,572,965
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(b):
6.63%, 01/15/34	700	735,539
6.75%, 01/15/43	570	597,890
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,640	2,793,358
State of Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 03/01/39	3,000	3,284,790

		9,984,542

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,000	4,240,360
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	1,000	1,004,390
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	3,950	4,104,524

		9,349,274

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	1,965	2,003,239

Security	Par (000)	Value

Kansas (continued)
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 09/01/40	$3,700	$4,138,857

		6,142,096

Kentucky — 2.7%
County of Owen Kentucky, RB, Kentucky American Water Co. Project, Series B, 5.63%, 09/01/39	1,000	1,016,510
Kentucky Economic Development Finance Authority, Refunding RB, Hospital Facilities, St. Elizabeth Medical Center, Inc., Series A, 5.50%, 05/01/19(a)	8,000	8,049,040
Lexington-Fayette Urban County Airport Board, Refunding GARB, Series A, 5.00%, 07/01/19(a)	7,000	7,078,470

		16,144,020

Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	2,777,888
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40(d)	2,210	2,296,411
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,420	3,605,433
5.25%, 05/15/32	4,375	4,701,856
5.25%, 05/15/33	4,750	5,083,783
5.25%, 05/15/35	1,500	1,624,710

		20,090,081

Maine — 1.0%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(a)	1,560	1,576,973
5.00%, 07/01/39	3,440	3,468,724
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 02/01/34	1,190	1,191,737

		6,237,434

Maryland — 4.2%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	545	559,710
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	4,935	5,425,193
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 01/01/21(a)	2,000	2,160,900
Meritus Medical Center Issue, 5.00%, 07/01/40	6,350	6,830,568
University of Maryland Medical System, 5.00%, 07/01/19(a)	1,990	2,011,651
University of Maryland Medical System, 5.13%, 07/01/19(a)	2,100	2,123,688
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	5,510	6,211,313

		25,323,023

Massachusetts — 2.4%
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A, 7.00%, 03/01/19	370	370,000
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	845	912,549
Emerson College Issue, Series A, 5.25%, 01/01/42	1,895	2,086,831
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	4,480	4,829,619
Massachusetts Development Finance Agency, Refunding RB, Series A:
Emerson College, 5.00%, 01/01/40	1,620	1,777,173
4.00%, 07/01/44	965	942,245

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$2,120	$2,130,833
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 07/15/19(e)	1,070	1,089,196

		14,138,446

Michigan — 0.7%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	2,495	2,532,201
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,775	1,936,596

		4,468,797

Minnesota — 0.7%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	1,500	1,476,150
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	1,940	1,972,670
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(b)	695	710,512

		4,159,332

Mississippi — 5.8%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 04/01/22	9,160	10,196,454
Series B, 6.70%, 04/01/22	4,500	4,996,035
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 04/01/22	9,305	9,322,866
Mississippi Development Bank, Refunding RB, Municipal Energy Agency Of Mississippi, Series A (AGM), 4.00%, 03/01/41	3,000	3,043,950
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,105	1,263,689
4.00%, 10/15/38	5,535	5,683,338

		34,506,332

Montana — 0.1%
Montana State Board of Housing, RB, S/F, Series B-2:
3.50%, 12/01/42	335	332,936
3.60%, 12/01/47	515	511,838

		844,774

Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	6,200	6,654,956

Nevada — 1.5%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	2,250	2,413,327
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	4,080	4,752,262
5.00%, 06/01/37	1,500	1,739,220

		8,904,809

New Jersey — 12.0%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	1,400	1,489,208
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,530	1,726,682
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	10,000	10,871,600
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,050	1,147,020
School Facilities Construction, Series UU, 5.00%, 06/15/40	3,390	3,545,296

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB, School Facilities Construction:
5.25%, 06/15/19(a)	$2,650	$2,677,189
Series AA, 5.25%, 06/15/19(a)	700	707,182
Series AA, 5.25%, 12/15/33	6,650	6,704,264
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	4,880	4,946,270
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	7,260	2,922,150
Transportation Program, Series AA, 5.25%, 06/15/33	8,750	9,318,575
Transportation Program, Series AA, 5.25%, 06/15/41	780	830,131
Transportation Program, Series AA, 5.00%, 06/15/44	4,450	4,638,057
Transportation System, Series B, 5.50%, 06/15/31	8,000	8,410,080
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	5,430	5,968,765
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	4,550	4,909,950
Sub-Series B, 5.00%, 06/01/46	665	673,299

		71,485,718

New York — 5.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(b)	2,145	2,279,899
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	4,150	4,193,326
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	3,500	3,593,345
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,435	4,327,363
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	3,675	3,603,521
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2(b):
5.15%, 11/15/34	460	493,709
5.38%, 11/15/40	1,145	1,212,463
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	3,070	3,183,345
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,349,646
TSASC, Inc., Refunding RB:
Series A, 5.00%, 06/01/41	1,785	1,891,154
Tobacco Settlement Bonds, Subordinate, Series B, 5.00%, 06/01/48	1,420	1,360,900
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,740	2,760,851

		32,249,522

Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	950	885,618
5.88%, 06/01/47	2,525	2,364,082
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(a)	2,875	2,998,337
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(b):
6.38%, 01/15/43	675	692,321
6.50%, 01/15/52	390	400,819
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,690	1,805,630
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	1,915	2,154,643

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	$7,430	$8,110,068
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.50%, 05/01/19(a)	1,910	1,921,555
Series A, 5.50%, 05/01/34	3,560	3,579,972

		24,913,045

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	2,205	2,409,558

Oregon — 0.2%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	907,024

Pennsylvania — 8.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(b)	1,725	1,836,556
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	365	411,822
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	5,000	5,035,350
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	2,955	3,351,000
5.00%, 03/01/43	2,145	2,419,903
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48	3,330	3,677,186
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	4,170	4,128,008
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38	1,855	1,919,869
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	4,988,508
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	2,565	2,769,174
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,850	3,885,766
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	7,000	6,862,520
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,700	1,887,527
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/41	440	483,582
Sub-Series B-1, 5.25%, 06/01/47	5,680	6,285,942

		49,942,713

Puerto Rico — 1.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,340	1,353,722
5.63%, 05/15/43	1,335	1,348,937
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	51	50,936
4.75%, 07/01/53	1,362	1,250,684
5.00%, 07/01/58	4,026	3,816,849

		7,821,128

Rhode Island — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	6,820	6,399,956
5.00%, 06/01/50	2,000	2,011,560

		8,411,516

Security	Par (000)	Value

South Carolina — 1.8%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	$2,690	$2,959,188
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	811,560
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,450	7,052,430

		10,823,178

Texas — 11.4%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/40	1,215	1,330,498
5.00%, 01/01/45	3,500	3,801,770
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 01/01/21(a)	1,000	1,070,580
6.00%, 01/01/21(a)	4,300	4,622,672
Series A, 5.00%, 01/01/43	6,925	7,364,045
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,915,137
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	4,005	4,633,184
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	850	1,010,557
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(a)	4,630	4,914,050
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	3,500	3,663,415
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A, 6.25%, 08/15/19(a)	925	943,824
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,100	1,142,625
New Hope Cultural Education Facilities Corp., RB:
Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	500	528,925
Jubilee Academic Center Project, Series A, 5.00%, 08/15/37(b)	2,000	2,005,420
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,732,896
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	1,000	1,038,140
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 01/01/39	655	657,070
1st Tier, 5.00%, 01/01/48	5,350	5,980,123
5.00%, 01/01/38	5,000	5,514,500
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	8,000	8,495,200
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	4,888,038

		68,252,669

Virginia — 4.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	430	443,369
5.50%, 03/01/46	1,475	1,521,138
City of Portsmouth Virginia, GO, Refunding Series D, 5.00%, 07/15/20(a)	3,030	3,167,107
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health, 5.50%, 05/15/19(a)	735	740,630
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	3,665	3,491,206

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	$2,150	$2,347,563
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.50%, 01/01/42	5,140	5,486,385
Transform 66 P3 Project, 5.00%, 12/31/49	7,895	8,506,705

		25,704,103

Washington — 3.8%
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	4,905	5,494,875
Series A, 5.00%, 05/01/43	1,295	1,429,719
State of Washington, COP, Series B:
5.00%, 07/01/36	1,725	2,010,643
5.00%, 07/01/38	2,300	2,648,887
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,010	4,361,717
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	7,000	7,022,610

		22,968,451

West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Improvement, Charleston Area Medical Center, Inc., Series A, 5.63%, 09/01/32	2,500	2,538,300

Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group: Series C, 5.25%, 04/01/19(a)	3,100	3,108,556
Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	4,080	4,603,586

		7,712,142

Wyoming — 1.3%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	4,500	4,569,435
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	1,120	1,242,595
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,215	2,258,060

		8,070,090

Total Municipal Bonds — 123.7% (Cost — $715,580,189)		740,144,356

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.6%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	3,500	3,538,325

California — 6.2%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	14,998	16,887,825
University of California, RB, Series O(a):
General, 5.25%, 05/15/19	5,675	5,723,777
Prefunded -General, 5.25%, 05/15/19	3,235	3,262,805
Unrefunded Balance-2016, General, 5.25%, 05/15/19	11,090	11,185,318

		37,059,725

Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(g)	6,504	7,484,760

Security	Par (000)	Value

Florida — 2.6%
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	$14,747	$15,514,006

Illinois — 2.0%
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	12,153,092

Kentucky — 1.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, River City, Inc., 1st Mortgage, Series A, 5.38%, 12/01/19(a)	9,195	9,442,652

Maryland — 0.9%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	4,898	5,490,269

Nevada — 2.7%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(a)	15,789	16,004,684

New York — 1.8%
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	10,001	10,906,495

Oregon — 0.3%
State of Oregon Housing & Community Services Department, HRB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	1,604	1,626,742

Pennsylvania — 2.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	7,250	7,526,588
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,392,080

		11,918,668

Texas — 5.8%
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 05/15/20(a)	10,000	10,395,462
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 07/01/27(e)	20,370	24,481,480

		34,876,942

Virginia — 2.2%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(g)	6,960	7,869,150
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	5,002	5,176,015

		13,045,165

Washington — 1.9%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	10,000	11,551,650

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.9% (Cost — $182,818,179)		190,613,175

Total Long-Term Investments — 155.6% (Cost — $898,398,368)		930,757,531

Other Assets Less Liabilities — 1.8%		10,570,619

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.6)%		(99,474,489)

VMTP Shares, at Liquidation Value — (40.8)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$598,053,661

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniVest Fund, Inc. (MVF)

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2019 to June 1, 2026, is $16,153,828. See Note 4 of the Notes to Financial Statements for details.

During the six months ended February 28, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	159,172	(159,172)	—	$—	$25,216	$1,773	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	No longer held by the Trust as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	86	06/19/19	$10,492	$54,490
Long U.S. Treasury Bond	260	06/19/19	37,562	427,925
5-Year U.S. Treasury Note	33	06/28/19	3,781	11,292

				$493,707

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$493,707	$—	$493,707

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contract	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,304,252)	$—	$(1,304,252)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$453,402	$—	$453,402

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock MuniVest Fund, Inc. (MVF)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$45,093,813

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$930,757,531	$—	$930,757,531

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$493,707	$—	$—	$493,707

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(99,033,917)	$—	$(99,033,917)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(342,833,917)	$—	$(342,833,917)

During the six months ended February 28, 2019, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	BBK	BAF	BYM	BLE

ASSETS
Investments at value — unaffiliated(a)	$264,825,324	$220,604,242	$623,497,153	$549,175,196
Investments at value — affiliated(b)	189,772	589,614	3,558,757	999,594
Cash	126,422	70,338	295,688	176,852
Cash pledged for futures contracts	266,050	158,800	628,050	370,800
Receivables:
Interest — unaffiliated	2,905,967	2,276,339	6,670,797	6,491,775
Dividends — affiliated	1,162	530	8,158	2,144
Variation margin on futures contracts	45,406	27,057	107,952	63,280
Prepaid expenses	9,334	9,124	11,052	9,985

Total assets	268,369,437	223,736,044	634,777,607	557,289,626

ACCRUED LIABILITIES
Payables:
Income dividend distributions — Common Shares	668,208	511,841	1,373,126	1,364,732
Investment advisory fees	133,068	93,873	265,875	234,347
Interest expense and fees	64,932	171,561	462,929	243,736
Trustees’ and Officer’s fees	31,808	23,480	73,533	67,530
Other accrued expenses	90,658	80,790	126,014	114,760

Total accrued liabilities	988,674	881,545	2,301,477	2,025,105

OTHER LIABILITIES
TOB Trust Certificates	23,564,266	51,608,191	108,777,798	64,522,879
VMTP Shares, at liquidation value of $100,000 per share(c)(d)	79,900,000	42,200,000	137,200,000	151,300,000

Total other liabilities	103,464,266	93,808,191	245,977,798	215,822,879

Total liabilities	104,452,940	94,689,736	248,279,275	217,847,984

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$163,916,497	$129,046,308	$386,498,332	$339,441,642

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$149,545,188	$124,019,631	$362,795,037	$327,395,423
Accumulated earnings	14,371,309	5,026,677	23,703,295	12,046,219

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$163,916,497	$129,046,308	$386,498,332	$339,441,642

Net asset value per Common Share	$15.58	$14.75	$14.64	$14.43

(a) Investments at cost — unaffiliated	$250,347,602	$211,759,669	$591,754,720	$527,273,189
(b) Investments at cost — affiliated	$189,772	$589,614	$3,558,757	$999,594
(c) Preferred Shares outstanding, par value $0.10 per share	799	422	1,372	1,513
(d) Preferred Shares authorized	unlimited	unlimited	unlimited	unlimited
(e) Par value per Common Share	$0.001	$0.001	$0.001	$0.001
(f) Common Shares outstanding	10,522,957	8,749,418	26,406,273	23,529,861
(g) Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See notes to financial statements.

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

	MFL	MVF

ASSETS
Investments at value — unaffiliated(a)	$875,419,277	$930,757,531
Investments at value — affiliated(b)	2,392,995	—
Cash	328,775	—
Cash pledged for futures contracts	747,150	791,500
Receivables:
Interest — unaffiliated	11,109,197	11,662,920
Dividends — affiliated	1,860	361
Investments sold	85,000	1,384,950
Variation margin on futures contracts	128,561	136,429
Prepaid expenses	15,475	23,245

Total assets	890,228,290	944,756,936

ACCRUED LIABILITIES
Bank overdraft	—	221,944
Payables:
Income dividend distributions — Common Shares	2,141,136	2,496,200
Investment advisory fees	343,254	360,388
Interest expense and fees	374,936	440,572
Trustees’ and Officer’s fees	318,757	151,047
Other accrued expenses	189,894	199,207

Total accrued liabilities	3,367,977	3,869,358

OTHER LIABILITIES
TOB Trust Certificates	82,671,903	99,033,917
VMTP Shares, at liquidation value of $100,000 per share(c)(d)	—	243,800,000
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)	274,221,546	—

Total other liabilities	356,893,449	342,833,917

Total liabilities	360,261,426	346,703,275

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$529,966,864	$598,053,661

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$513,591,274	$582,474,297
Accumulated earnings	16,375,590	15,579,364

Net Assets	$529,966,864	$598,053,661

Net asset value per Common Share	$13.98	$9.22

(a) Investments at cost — unaffiliated	$847,994,674	$898,398,368
(b) Investments at cost — affiliated	$2,392,995	$—
(c) Preferred Shares outstanding, par value $0.10 per share	2,746	2,438
(d) Preferred Shares authorized	1,000,000	10,000,000
(e) Par value per Common Share .	$0.10	$0.10
(f) Common Shares outstanding	37,896,208	64,836,371
(g) Common Shares authorized	unlimited	150,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	BBK	BAF	BYM	BLE

INVESTMENT INCOME
Interest — unaffiliated	$5,698,291	$4,704,014	$13,024,752	$12,776,220
Dividends — affiliated	20,642	8,450	33,661	25,441

Total investment income	5,718,933	4,712,464	13,058,413	12,801,661

EXPENSES
Investment advisory	856,919	599,516	1,714,828	1,512,395
Professional	29,305	26,782	40,733	37,835
Accounting services	26,741	23,489	33,821	33,821
Rating agency	21,496	21,475	21,530	21,538
Transfer agent	11,903	10,322	16,272	16,467
Trustees and Officer	8,579	6,835	19,232	18,019
Custodian	2,575	3,300	7,709	3,096
Registration	4,697	4,692	5,079	5,509
Printing	3,813	3,603	4,910	4,699
Miscellaneous	10,162	6,873	12,602	9,955

Total expenses excluding interest expense, fees and amortization of offering costs	976,190	706,887	1,876,716	1,663,334
Interest expense, fees and amortization of offering costs(a)	1,296,487	1,095,758	3,013,244	2,681,144

Total expenses	2,272,677	1,802,645	4,889,960	4,344,478
Less fees waived and/or reimbursed by the Manager	(1,307)	(555)	(2,301)	(1,688)

Total expenses after fees waived and/or reimbursed	2,271,370	1,802,090	4,887,659	4,342,790

Net investment income	3,447,563	2,910,374	8,170,754	8,458,871

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(389,699)	11,270	(471,831)	(346,622)
Investments — affiliated	194	412	235	(79)
Futures contracts	(254,903)	(218,010)	(663,840)	(359,851)
Capital gain distributions from investment companies — affiliated	236	66	—	173

	(644,172)	(206,262)	(1,135,436)	(706,379)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(595,216)	(695,451)	(443,211)	(2,753,767)
Investments — affiliated	—	—	—	(227)
Futures contracts	136,966	86,680	329,801	194,037

	(458,250)	(608,771)	(113,410)	(2,559,957)

Net realized and unrealized loss	(1,102,422)	(815,033)	(1,248,846)	(3,266,336)

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$2,345,141	$2,095,341	$6,921,908	$5,192,535

(a)	Related to TOB Trusts, VMTP Shares and/or VRDP Shares.

See notes to financial statements.

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

	MFL	MVF

INVESTMENT INCOME
Interest — unaffiliated	$18,506,644	$21,782,362
Dividends — affiliated	16,874	25,216

Total investment income	18,523,518	21,807,578

EXPENSES
Investment advisory	2,446,825	2,342,459
Professional	52,457	53,586
Accounting services	63,681	66,203
Rating agency	21,610	21,592
Transfer agent	21,038	26,059
Trustees and Officer	39,011	30,219
Registration	7,289	15,173
Printing	5,549	5,981
Custodian	6,943	10,137
Liquidity fees	13,868	—
Remarketing fees on Preferred Shares	13,617	—
Miscellaneous	11,591	16,276

Total expenses excluding interest expense, fees and amortization of offering costs	2,703,479	2,587,685
Interest expense, fees and amortization of offering costs(a)	4,348,136	4,336,830

Total expenses	7,051,615	6,924,515
Less fees waived and/or reimbursed by the Manager	(243,627)	(1,762)

Total expenses after fees waived and/or reimbursed	6,807,988	6,922,753

Net investment income	11,715,530	14,884,825

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,952,413	(352,589)
Investments — affiliated	540	1,599
Futures contracts	(921,207)	(1,304,252)
Capital gain distributions from investment companies — affiliated	94	174

	1,031,840	(1,655,068)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(4,416,924)	(6,121,068)
Futures contracts	408,042	453,402

	(4,008,882)	(5,667,666)

Net realized and unrealized loss	(2,977,042)	(7,322,734)

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$8,738,488	$7,562,091

(a)	Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

	BBK		BAF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$3,447,563	$7,391,439	$2,910,374	$6,444,710
Net realized gain (loss)	(644,172)	953,349	(206,262)	725,071
Net change in unrealized appreciation (depreciation)	(458,250)	(5,906,242)	(608,771)	(7,394,607)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	2,345,141	2,438,546	2,095,341	(224,826)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to Common Shareholders	(4,507,267)	(8,064,592)	(3,071,046)	(7,017,033)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS(b)
Total decrease in net assets applicable to Common Shareholders	(2,162,126)	(5,626,046)	(975,705)	(7,241,859)
Beginning of period	166,078,623	171,704,669	130,022,013	137,263,872

End of period	$163,916,497	$166,078,623	$129,046,308	$130,022,013

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BYM		BLE
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$8,170,754	$17,739,356	$8,458,871	$17,822,092
Net realized gain (loss)	(1,135,436)	1,927,259	(706,379)	1,208,495
Net change in unrealized appreciation (depreciation)	(113,410)	(18,246,948)	(2,559,957)	(15,379,159)

Net increase in net assets applicable to Common Shareholders resulting from operations	6,921,908	1,419,667	5,192,535	3,651,428

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to Common Shareholders	(8,572,453)	(17,745,015)	(8,188,392)	(18,242,150)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—	—	—	127,225

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS(b)
Total decrease in net assets applicable to Common Shareholders	(1,650,545)	(16,325,348)	(2,995,857)	(14,463,497)
Beginning of period	388,148,877	404,474,225	342,437,499	356,900,996

End of period	$386,498,332	$388,148,877	$339,441,642	$342,437,499

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets  (continued)

	MFL		MVF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$11,715,530	$26,843,909	$14,884,825	$32,994,274
Net realized gain (loss)	1,031,840	5,357,512	(1,655,068)	4,572,478
Net change in unrealized appreciation (depreciation)	(4,008,882)	(33,990,948)	(5,667,666)	(29,636,180)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	8,738,488	(1,789,527)	7,562,091	7,930,572

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to Common Shareholders	(12,846,815)	(29,099,183)	(15,480,332)	(33,923,160)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—	580,514	—	1,475,965

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS(b)
Total decrease in net assets applicable to Common Shareholders	(4,108,327)	(30,308,196)	(7,918,241)	(24,516,623)
Beginning of period	534,075,191	564,383,387	605,971,902	630,488,525

End of period	$529,966,864	$534,075,191	$598,053,661	$605,971,902

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Cash Flows  (unaudited)

Six Months Ended February 28, 2019

	BBK	BAF	BYM	BLE

CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$2,345,141	$2,095,341	$6,921,908	$5,192,535
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	23,174,997	41,392,108	41,515,436	70,401,047
Purchases of long-term investments	(23,740,552)	(44,169,411)	(38,222,647)	(71,799,831)
Net proceeds from sales of short-term securities	1,911,208	100,944	932,586	3,903,439
Amortization of premium and accretion of discount on investments and other fees	(162,263)	549,165	252,726	513,442
Net realized gain (gain) loss on investments	389,505	(11,682)	471,596	346,701
Net unrealized (appreciation) depreciation on investments	595,216	695,451	443,211	2,753,994

(Increase) Decrease in Assets:
Receivables:
Interest — unaffiliated	(41,955)	176,684	(101,670)	249,571
Dividends — affiliated	(529)	255	(782)	3,806
Variation margin on futures contracts	(45,406)	(27,057)	(107,952)	(63,280)
Prepaid expenses	2,459	17,405	17,701	3,711

Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(15,548)	(9,625)	(30,317)	(26,961)
Interest expense and fees	7,785	23,222	56,716	14,372
Trustees’ and Officer’s fees	1,253	993	2,555	3,235
Variation margin on futures contracts	(3,469)	(3,201)	(9,672)	(6,773)
Other accrued expenses	(34,479)	(27,987)	(46,592)	(41,809)

Net cash provided by operating activities	4,383,363	802,605	12,094,803	11,447,199

CASH USED FOR FINANCING ACTIVITIES
Proceeds from TOB Trust Certificates	798,979	4,160,000	516,720	8,916,923
Repayments of TOB Trust Certificates	(466,653)	(1,744,221)	(3,520,382)	(11,890,878)
Proceeds from Loan for TOB Trust Certificates	466,653	—	516,600	785,631
Repayments of Loan for TOB Trust Certificates	(466,653)	—	(516,600)	(785,631)
Cash dividends paid to Common Shareholders	(4,507,267)	(3,071,046)	(8,572,453)	(8,188,392)

Net cash used for financing activities	(4,174,941)	(655,267)	(11,576,115)	(11,162,347)

CASH
Net increase in restricted and unrestricted cash and foreign currency	208,422	147,338	518,688	284,852
Restricted and unrestricted cash and foreign currency at beginning of period	184,050	81,800	405,050	262,800

Restricted and unrestricted cash and foreign currency at end of period	$392,472	$229,138	$923,738	$547,652

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,288,702	$1,072,536	$2,956,528	$2,666,772

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$126,422	$70,338	$295,688	$176,852
Cash pledged:
Futures contracts	266,050	158,800	628,050	370,800

	$392,472	$229,138	$923,738	$547,652

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged:
Futures contracts	$184,050	$81,800	$405,050	$262,800

FINANCIAL STATEMENTS	63

Statements of Cash Flows  (unaudited) (continued)

Six Months Ended February 28, 2019

	MFL	MVF

CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$8,738,488	$7,562,091
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns	154,170,048	128,435,455
Purchases of long-term investments	(131,832,982)	(109,279,196)
Net proceeds from sales (purchases) of short-term securities	—	160,787
Net purchases of short-term securities	(1,373,508)	—
Amortization of premium and accretion of discount on investments and other fees	3,119,394	1,548,635
Net realized (gain) loss on investments	(1,952,953)	350,990
Net unrealized (appreciation) depreciation on investments	4,416,924	6,121,068

(Increase) Decrease in Assets:
Receivables:
Interest — unaffiliated	220,168	396,018
Dividends — affiliated	(235)	854
Variation margin on futures contracts	(128,561)	(136,429)
Prepaid expenses	15,918	13,991

Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(41,068)	(49,683)
Interest expense and fees	(15,441)	32,088
Trustees’ and Officer’s fees	5,498	(6,438)
Variation margin on futures contracts	(15,883)	(6,344)
Other accrued expenses	(51,791)	(65,737)

Net cash provided by operating activities	35,274,016	35,078,150

CASH USED FOR FINANCING ACTIVITIES
Proceeds from TOB Trust Certificates	10,003,907	—
Repayments of TOB Trust Certificates	(31,877,732)	(19,150,830)
Repayments of Loan for TOB Trust Certificates	—	—
Cash dividends paid to Common Shareholders	(12,846,815)	(15,642,423)
Increase in bank overdraft	—	221,944
Amortization of deferred offering costs	8,399	—

Net cash used for financing activities	(34,712,241)	(34,571,309)

CASH
Net increase in restricted and unrestricted cash and foreign currency	561,775	506,841
Restricted and unrestricted cash and foreign currency at beginning of period	514,150	284,659

Restricted and unrestricted cash and foreign currency at beginning of period	$1,075,925	$791,500

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$4,355,178	$4,304,742

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$328,775	$—
Cash pledged:
Futures contracts	747,150	791,500

	$1,075,925	$791,500

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$110,000	$1,159
Cash pledged:
Futures contracts	404,150	283,500

	$514,150	$284,659

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BBK
	Six Months Ended 02/28/19 (unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$15.78		$16.32	$17.89	$16.49	$16.54	$14.18

Net investment income(a)	0.33		0.70	0.74	0.89	0.90	0.97
Net realized and unrealized gain (loss)	(0.10)		(0.47)	(1.09)	1.42	0.03	2.43

Net increase (decrease) from investment operations	0.23		0.23	(0.35)	2.31	0.93	3.40

Distributions to Common Shareholders(b)
From net investment income	(0.38)		(0.77)	(0.83)	(0.90)	(0.98)	(0.96)
From net realized gain	(0.05)		—	(0.39)	(0.01)	—	(0.08)

Total distributions to Common Shareholders	(0.43)		(0.77)	(1.22)	(0.91)	(0.98)	(1.04)

Net asset value, end of period	$15.58		$15.78	$16.32	$17.89	$16.49	$16.54

Market price, end of period	$14.31		$14.35	$15.99	$18.22	$15.23	$15.59

Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.82	%(d)	1.87%	(1.44)%	14.53%	5.96%	25.27%

Based on market price	2.84	%(d)	(5.45)%	(5.18)%	26.29%	3.83%	24.11%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.82	%(e)	2.49%	2.31%	1.78%	1.73%	1.84	%(f)

Total expenses after fees waived and paid indirectly	2.82	%(e)	2.49%	2.31%	1.77%	1.73%	1.84	%(f)

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.21	%(e)	1.18%	1.19%	1.16%	1.16%	1.19%

Net investment income to Common Shareholders	4.28	%(e)	4.39%	4.55%	5.18%	5.41%	6.29%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$163,916		$166,079	$171,705	$188,107	$173,363	$173,798

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$79,900		$79,900	$79,900	$79,900	$79,900	$79,900

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$305,152		$307,858	$314,899	$335,428	$316,975	$317,520

Borrowings outstanding, end of period (000)	$23,564		$23,232	$22,404	$25,054	$19,495	$19,495

Portfolio turnover rate	9%		38%	46%	29%	34%	32%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BAF
	Six Months Ended 02/28/19 (unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.86		$15.69	$16.56	$15.80	$15.97	$13.83

Net investment income(a)	0.33		0.74	0.79	0.83	0.83	0.83
Net realized and unrealized gain (loss)	(0.09)		(0.77)	(0.84)	0.75	(0.18)	2.13

Net increase (decrease) from investment operations	0.24		(0.03)	(0.05)	1.58	0.65	2.96

Distributions to Common Shareholders from net investment income(b)	(0.35)		(0.80)	(0.82)	(0.82)	(0.82)	(0.82)

Net asset value, end of period	$14.75		$14.86	$15.69	$16.56	$15.80	$15.97

Market price, end of period	$13.63		$13.54	$15.11	$15.79	$13.89	$14.18

Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.94	%(d)	0.18%	0.14%	10.57%	4.71%	22.67%

Based on market price	3.39	%(d)	(5.22)%	1.15%	19.92%	3.68%	17.50%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.84	%(e)	2.47%	2.06%	1.61%	1.50%	1.58%

Total expenses after fees waived and paid indirectly	2.84	%(e)	2.47%	2.06%	1.61%	1.50%	1.58%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.11	%(e)	1.08%	1.06%	1.01%	1.00%	1.03%

Net investment income to Common Shareholders	4.59	%(e)	4.84%	5.06%	5.09%	5.16%	5.56%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$129,046		$130,022	$137,264	$144,927	$138,203	$139,723

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$42,200		$42,200	$42,200	$42,200	$42,200	$42,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$405,797		$408,109	$425,270	$443,429	$427,495	$431,097

Borrowings outstanding, end of period (000)	$51,608		$49,192	$44,937	$42,089	$33,470	$32,345

Portfolio turnover rate	19%		28%	31%	29%	13%	26%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

66	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BYM
	Six Months Ended 02/28/19 (unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.70		$15.32	$16.22	$15.21	$15.56	$13.46

Net investment income(a)	0.31		0.67	0.75	0.82	0.84	0.86
Net realized and unrealized gain (loss)	(0.05)		(0.62)	(0.87)	1.02	(0.33)	2.16

Net increase (decrease) from investment operations	0.26		0.05	(0.12)	1.84	0.51	3.02

Distributions to Common Shareholders from net investment income(b)	(0.32)		(0.67)	(0.78)	(0.83)	(0.86)	(0.92)

Net asset value, end of period	$14.64		$14.70	$15.32	$16.22	$15.21	$15.56

Market price, end of period	$13.32		$13.09	$14.84	$15.55	$13.67	$13.96

Total Return Applicable to Common Shareholders(c)
Based on net asset value	2.14	%(d)	0.80%	(0.30)%	12.71%	3.85%	23.69%

Based on market price	4.36	%(d)	(7.34)%	0.74%	20.23%	4.03%	18.65%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.59	%(e)	2.23%	1.93%	1.56%	1.47%	1.55%

Total expenses after fees waived and paid indirectly	2.59	%(e)	2.23%	1.93%	1.56%	1.47%	1.55%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)	0.99	%(e)	0.97%	0.97%	0.95%	0.96%	0.98%

Net investment income to Common Shareholders	4.32	%(e)	4.50%	4.95%	5.19%	5.42%	5.89%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$386,498		$388,149	$404,474	$428,389	$401,536	$410,776

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$137,200		$137,200	$137,200	$137,200	$137,200	$137,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$381,704		$382,907	$394,806	$412,237	$392,665	$399,399

Borrowings outstanding, end of period (000)	$108,778		$111,781	$101,288	$100,250	$101,818	$93,816

Portfolio turnover rate	6%		30%	18%	10%	12%	20%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BLE
	Six Months Ended 02/28/19 (unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.55		$15.17	$16.12	$15.25	$15.48	$13.32

Net investment income(a)	0.36		0.76	0.83	0.93	0.92	0.93
Net realized and unrealized gain (loss)	(0.13)		(0.60)	(0.89)	0.87	(0.19)	2.22

Net increase (decrease) from investment operations	0.23		0.16	(0.06)	1.80	0.73	3.15

Distributions to Common Shareholders from net investment income(b)	(0.35)		(0.78)	(0.89)	(0.93)	(0.96)	(0.99)

Net asset value, end of period	$14.43		$14.55	$15.17	$16.12	$15.25	$15.48

Market price, end of period	$14.05		$13.77	$15.45	$16.34	$14.18	$14.70

Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.80	%(d)	1.35%	(0.18)%	12.21%	5.01%	24.73%

Based on market price	4.73	%(d)	(5.82)%	0.29%	22.33%	2.83%	19.52%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.60	%(e)	2.32%	2.02%	1.62%	1.55%	1.64%

Total expenses after fees waived and paid indirectly	2.60	%(e)	2.31%	2.02%	1.62%	1.55%	1.64%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.99	%(e)	0.98%	0.99%	0.98%	0.98%	1.01%

Net investment income to Common Shareholders	5.06	%(e)	5.12%	5.47%	5.90%	5.94%	6.49%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$339,442		$342,437	$356,901	$378,572	$357,868	$363,038

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$151,300		$151,300	$151,300	$151,300	$151,300	$151,300

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$324,350		$326,330	$335,890	$350,213	$336,529	$339,946

Borrowings outstanding, end of period (000)	$64,523		$67,497	$71,274	$77,130	$68,692	$68,692

Portfolio turnover rate	13%		7%	9%	7%	10%	16%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

68	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MFL
	Six Months Ended 02/28/19 (unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.09		$14.91	$15.86	$15.18	$15.46	$13.27

Net investment income(a)	0.31		0.71	0.78	0.86	0.89	0.89
Net realized and unrealized gain (loss)	(0.08)		(0.76)	(0.87)	0.68	(0.31)	2.16

Net increase (decrease) from investment operations	0.23		(0.05)	(0.09)	1.54	0.58	3.05

Distributions to Common Shareholders from net investment income(b)	(0.34)		(0.77)	(0.86)	(0.86)	(0.86)	(0.86)

Net asset value, end of period	$13.98		$14.09	$14.91	$15.86	$15.18	$15.46

Market price, end of period	$13.02		$12.73	$15.03	$15.86	$14.06	$13.92

Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.92	%(d)	(0.05)%	(0.34)%	10.56%	4.29%	24.24%

Based on market price	5.07	%(d)	(10.42)%	0.46%	19.37%	7.28%	17.91%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.71	%(e)	2.51%	2.17%	1.65%	1.54%	1.64%

Total expenses after fees waived and paid indirectly	2.61	%(e)	2.41%	2.08%	1.60%	1.49%	1.57%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)(g)	0.94	%(e)	0.94%	0.95%	0.94%	0.95%	1.19%

Net investment income to Common Shareholders	4.50	%(e)	4.91%	5.22%	5.54%	5.73%	6.18%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$529,967		$534,075	$564,383	$599,930	$573,885	$584,690

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$274,600		$274,600	$274,600	$274,600	$274,600	$274,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$292,996		$294,492	$305,529	$318,474	$308,990	$312,924

Borrowings outstanding, end of period (000)	$82,672		$114,546	$123,111	$131,279	$85,502	$89,157

Portfolio turnover rate	12%		22%	16%	27%	13%	25%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were as follows:

	Six Months Ended 02/28/19 (unaudited)	Year Ended August 31,
		2018	2017	2016	2015	2014
Expense ratios	0.94%	0.93%	0.94%	0.93%	0.94%	0.95%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MVF
	Six Months Ended 02/28/19 (unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$9.35		$9.75	$10.38	$10.04	$10.27	$9.14

Net investment income(a)	0.23		0.51	0.56	0.61	0.62	0.63
Net realized and unrealized gain (loss)	(0.12)		(0.39)	(0.62)	0.36	(0.21)	1.18

Net increase (decrease) from investment operations	0.11		0.12	(0.06)	0.97	0.41	1.81

Distributions to Common Shareholders from net investment income(b)	(0.24)		(0.52)	(0.57)	(0.63)	(0.64)	(0.68)

Net asset value, end of period	$9.22		$9.35	$9.75	$10.38	$10.04	$10.27

Market price, end of period	$8.94		$8.81	$9.84	$10.77	$9.65	$9.83

Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.38	%(d)	1.52%	(0.38)%	9.96%	4.27%	20.70%

Based on market price	4.32	%(d)	(5.22)%	(3.10)%	18.70%	4.71%	18.50%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.35	%(e)	2.16%	1.92%	1.55%	1.43%	1.49%

Total expenses after fees waived and paid indirectly	2.35	%(e)	2.16%	1.92%	1.55%	1.43%	1.49%

Total expenses after fees waived and paid indirectly and excluding interest expense fees, and amortization of offering costs(f)	0.88	%(e)	0.89%	0.91%	0.89%	0.89%	0.91%

Net investment income to Common Shareholders	5.05	%(e)	5.35%	5.71%	5.95%	6.03%	6.53%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$598,054		$605,972	$630,489	$667,589	$642,889	$656,922

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,800		$243,800	$243,800	$243,800	$243,800	$243,800

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$345,305		$348,553	$358,609	$373,827	$363,695	$369,451

Borrowings outstanding, end of period (000)	$99,034		$112,817	$139,989	$161,957	$148,867	$145,111

Portfolio turnover rate	12%		21%	26%	13%	18%	14%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

70	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Municipal Bond Trust	BBK	Delaware	Diversified
BlackRock Municipal Income Investment Quality Trust	BAF	Delaware	Diversified
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniHoldings Investment Quality Fund	MFL	Massachusetts	Diversified
BlackRock MuniVest Fund, Inc.	MVF	Maryland	Diversified

The Boards of Trustees and Boards of Directors of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees and directors thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts) or certain borrowings (e.g. TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Trusts.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management continues to evaluate the impact of this guidance to the Trusts.

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

72	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Municipal Bonds Transferred to TOB Trusts: Certain trusts leverage their assets through the use of “TOB Trust” transactions. The trusts transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating trusts that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a trust provide the trust with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The trusts may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other trusts managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a trust has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the trusts ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a trust, upon the occurrence of a termination event, as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Trusts) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a trust’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a trust to borrow money for purposes of making investments. MVF’s management believes that the trust’s restrictions on borrowings do not apply to the trust’s TOB Trust transactions. Each trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a trust. A trust typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a trust’s Schedules of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a trust’s payable to the holder of the TOB Trust Certificates as reported in the Statements of Assets and Liabilities as TOB Trust Certificates approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a trust on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expenses	Total
BBK	$186,660	$49,531	$19,810	$256,001
BAF	398,928	105,262	43,187	547,377
BYM	888,458	247,385	69,965	1,205,808
BLE	523,961	140,477	50,591	715,029
MFL	768,921	207,361	84,054	1,060,336
MVF	842,957	249,821	74,769	1,167,547

For the six months ended February 28, 2019, the following table is a summary of each Trust’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BBK	$38,559,378	$23,564,266	1.75 — 1.80%	$23,539,716	2.19%
BAF	89,822,783	51,608,191	1.75 — 1.95	49,744,690	2.22
BYM	173,596,377	108,777,798	1.71 — 2.02	110,167,251	2.21
BLE	106,418,160	64,522,879	1.71 — 1.95	65,951,004	2.19
MFL	166,794,255	82,671,903	1.75 — 1.80	96,774,703	2.21
MVF	190,613,175	99,033,917	1.73 — 1.90	105,769,199	2.23

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the trust, as a TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the trust, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements  (unaudited) (continued)

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a trust invests in a TOB Trust on a recourse basis, a trust enters into a reimbursement agreement with the Liquidity Provider where a trust is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Trust invests in recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple trusts participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at February 28, 2019, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Trust at February 28, 2019.

For the six months ended February 28, 2019, the following table is a summary of each Trust’s Loan for TOB Trust Certificates:

	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
BBK	—	—	$2,578	0.78%
BYM	—	—	33,603	0.78
BLE	—	—	4,341	0.78

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”)

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, each Trust, except for MFL and MVF, pays the Manager a monthly fee at an annual rate equal to the following of the average weekly value of each Trust’s managed assets:

	BBK	BAF	BYM	BLE
Investment advisory fees	0.65%	0.55%	0.55%	0.55%

For purposes of calculating these fees, “managed assets” mean the total assets of each Trust minus the sum of its accrued liabilities (other than the aggregate indebtedness constituting financial leverage).

For such services, MFL and MVF pays the Manager a monthly fee at an annual rate equal to 0.55% and 0.50%, respectively, of the average daily value of each Trust’s net assets.

For purposes of calculating these fees, “net assets” mean the total assets of each Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s net asset value.

74	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager, for MFL, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 28, 2019 the waiver was $242,472.

With respect to each Trust, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 28, 2019, the amounts waived were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Amounts waived	$1,307	$555	$2,301	$1,688	$1,155	$1,762

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2019. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. For the six months ended February 28, 2019, there were no fees waived by the Manager pursuant to these arrangements.

Trustees and Officers: Certain trustees and/or officers of the Trusts are trustees and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended February 28, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchase	Sales	Net Realized Gain (Loss)
BAF	$—	$562,987	$(41,862)

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding short-term securities, were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Purchases	$22,268,469	$42,746,014	$35,702,700	$69,124,831	$108,276,382	$109,279,196
Sales	23,174,997	41,285,350	41,515,436	70,176,047	154,180,048	129,323,435

8.	INCOME TAX INFORMATION

It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2018. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of August 31, 2018, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BAF	BYM	BLE	MFL	MVF
No expiration date(a)	$3,682,816	$5,377,520	$7,804,136	$13,245,637	$8,518,168
2019	—	—	2,448,693	—	5,276,524

	$3,682,816	$5,377,520	$10,252,829	$13,245,637	$13,794,692

(a)	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Tax cost	$226,981,433	$161,216,821	$487,910,489	$463,698,661	$767,857,222	$800,803,117

Gross unrealized appreciation	$15,269,724	$9,101,363	$33,734,965	$25,523,964	$32,103,800	$34,538,853
Gross unrealized depreciation	(635,839)	(635,162)	(2,981,102)	(3,340,778)	(4,366,258)	(3,124,649)

Net unrealized appreciation	$14,633,885	$8,466,201	$30,753,863	$22,183,186	$27,737,542	$31,414,204

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a Trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Trusts invest in securities or other instruments and may enter into certain transactions and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

A Trust structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Trusts’ investments in the TOB Trusts may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Trusts, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

76	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: BBK and MFL invests a substantial amount of its assets in issuers located in a single state or limited number of states. This may subject each Trust to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Trust’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, BAF invested a significant portion of its assets in securities in the transportation and county, city, special district and school district sectors. MFL invested a significant portion of its assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

Certain Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Federal Reserve has begun to raise the Federal Funds rate, and each increase results in more pronounced interest rate risk in the current market environment.

10.	CAPITAL SHARE TRANSACTIONS

Each of BBK, BAF, BYM, and BLE is authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares, without the approval of Common Shareholders.

MFL is authorized to issue an unlimited number of shares, including 1 million Preferred Shares, par value $0.10 per share.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.

Common Shares

For the period shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	BLE	MFL	MVF
Year Ended August 31, 2018	8,405	39,363	152,734

For the six months ended February 28, 2019, shares issued and outstanding remained constant for all the Trusts. For the year ended August 31, 2018, shares issued and outstanding remained constant for BBK, BAF and BYM.

On November 15, 2018, the Board of Trustees authorized each Trust to participate in an open market share repurchase program (the “Repurchase Program”). Under the Repurchase Program, each Trust may repurchase up to 5% of its outstanding common shares through November 30, 2019, based on common shares outstanding as of the close of business on November 30, 2018, subject to certain conditions. There is no assurance that the Trusts will purchase shares in any particular amounts. For the six months ended February 28, 2019, the Trusts did not repurchase any shares.

Preferred Shares

A Trust’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the Trust’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MFL has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MFL	6/30/11	2,746	$274,600,000	7/01/41

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements  (unaudited) (continued)

Redemption Terms: MFL is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, MFL is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, MFL is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of MFL. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: VRDP Shares are subject to a fee agreement between MFL and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. The fee agreement is set to expire, unless renewed or terminated in advance, on April 15, 2020.

In the event a fee agreement is not renewed or is terminated in advance, and MFL does not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, MFL is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, MFL is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that MFL will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: MFL may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), MFL may incur nominal or no remarketing fees.

Ratings: As of period end, the VRDP Shares were assigned the following long-term ratings:

	Moody’s	Fitch
MFL	Aa1	AAA

Any short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and Fitch. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: MFL may commence a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. The following VRDP Trust has commenced or is set to commence a special rate period:

	Commencement Date	Expiration Date as of period ended February 28, 2019
MFL	April 17, 2014	April 15, 2020

Prior to the expiration date, the VRDP Trust and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Trust on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Trust is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Trust will pay nominal or no fees to the liquidity provider and remarketing agent.

If MFL redeems the VRDP Shares prior to end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Except during the Special Rate Period, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.

For the six months ended February 28, 2019, the annualized dividend rate for the MFL’s VRDP Shares was 2.41%.

For the six months ended February 28, 2019, VRDP Shares issued and outstanding of MFL remained constant.

78	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

VMTP Shares

BBK, BAF, BYM, BLE and MVF (collectively, the “VMTP Trusts”) have each issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act. The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Trust may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances. As of period end, the VMTP Shares outstanding were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date
BBK	12/16/11	799	$79,900,000	07/02/20
BAF	12/16/11	422	42,200,000	07/02/20
BYM	12/16/11	1,372	137,200,000	07/02/20
BLE	12/16/11	1,513	151,300,000	07/02/20
MVF	12/16/11	2,438	243,800,000	07/02/20

Redemption Terms: Each VMTP Trust is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended. There is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Trust. The redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If a VMTP Trust redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the SIFMA Municipal Swap Index or to a percentage of the one-month LIBOR rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares. As of period end, the VMTP Shares were assigned the following long-term ratings:

	Moody’s	Fitch
BBK	Aa1	AAA
BAF	Aa1	AAA
BYM	Aa1	AAA
BLE	Aa1	AAA
MVF	Aa1	AAA

The dividend rate on the VMTP Shares is subject to a step-up spread if the VMTP Trusts fail to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

For the six months ended February 28, 2019, the average annualized dividend rates for the VMTP Shares were as follows:

	BBK	BAF	BYM	BLE	MVF
Rate	2.63%	2.62%	2.66%	2.62%	2.62%

For the six months ended February 28, 2019, VMTP Shares issued and outstanding of each Trust remained constant.

Offering Costs: MFL and the VMTP Trusts incurred costs in connection with the issuance of VRDP and VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares. With the exception of upfront fees paid to the liquidity provider which was amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (unaudited) (continued)

holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP and VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

	Dividend Accrued	Deferred Offering Cost Amortization
BBK	$1,040,486	$—
BAF	548,381	—
BYM	1,807,436	—
BLE	1,966,115	—
MFL	3,287,800	8,399
MVF	3,169,283	—

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statements of Assets and Liabilities, Statements of Changes in Net Assets and Notes to Financial Statements.

Prior year distribution information and undistributed net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

Net Investment Income
BBK	$8,064,592
BAF	7,017,033
BYM	17,745,015
BLE	18,242,150
MFL	29,099,183
MVF	33,923,160

Undistributed net investment income as of August 31, 2018 is as follows:

Undistributed Net Investment Income
BBK	$1,157,190
BAF	728,463
BYM	2,104,597
BLE	1,959,535
MFL	3,071,045
MVF	3,464,573

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares (c)
	Paid (a)	Declared (b)	Shares	Series	Declared
BBK	$0.054500	$0.054500	VMTP	W-7	$180,246
BAF	0.058500	0.058500	VMTP	W-7	95,199
BYM	0.052000	0.052000	VMTP	W-7	309,510
BLE	0.058000	0.058000	VMTP	W-7	341,318
MFL	0.052500	0.052500	VRDP	W-7	582,227
MVF	0.038500	0.038500	VMTP	W-7	549,989

(a)	Net investment income dividend paid on April 1, 2019 to Common Shareholders of record on March 15, 2019.
(b)	Net investment income dividend declared on April 1, 2019, payable to Common Shareholders of record on April 15, 2019.
(c)	Dividends declared for period March 1, 2019 to March 31, 2019.

80	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Trustee

Karen P. Robards, Co-Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective January 1, 2019, Richard E. Cavanagh and Karen P. Robards were appointed as a Co-Chair of the Board. Prior to January 1, 2019, Mr. Cavanagh served as Chair of the Board and Ms. Robards served as Vice Chair of the Board. In addition, effective January 1, 2019, Henry Gabbay was appointed as a Trustee of each Trust.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and

Trust Company

Boston, MA 02111

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent

The Bank of New York Mellon

New York, NY 10286

VRDP Liquidity Provider

Bank of America, N.A.

New York, NY 10036

VRDP Remarketing Agent

Merrill Lynch, Pierce, Fenner & Smith Incorporated

New York, NY 10036

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	81

Additional Information

Trust Certification

The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. Except as disclosed on page xx, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

82	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	83

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

ERB	Education Revenue Bonds

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD-PSF	Guaranteed Permanent School Fund

HDA	Housing Development Authority

HFA	Housing Finance Agency

HRB	Housing Revenue Bonds

IDA	Industrial Development Authority

IDB	Industrial Development Board

ISD	Independent School District

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

84	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-NTL-2/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs[1]
September 1 – 30, 2018	N/A	N/A	N/A	N/A
October 1 – 31, 2018	N/A	N/A	N/A	N/A
November 1- 30, 2018	N/A	N/A	N/A	N/A
December 1 – 31, 2018	0	$0	0	1,320,313
January 1 – 31, 2019	0	$0	0	1,320,313
February 1 – 28, 2019	0	$0	0	1,320,313
Total:	0	$0	0	1,320,313

1The Fund announced an open market share repurchase program on November 15, 2018 pursuant to which the Fund was authorized to repurchase, through November 30, 2019, up to 5% of its common shares based on common shares outstanding on November 30, 2018, in open market transactions, subject to certain conditions.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)

2

under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: May 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: May 3, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: May 3, 2019

4